UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05617

(Investment Company Act file number)

SCM Trust

(Exact name of registrant as specified in charter)

1125 17th Street, Suite 2550

Denver, CO 80202

(Address of principal executive offices) (Zip code)

Stephen C. Rogers
SCM Trust
1125 17th St, Suite 2250
Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant's telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 - December 31, 2024

Item 1. Reports to Stockholders.

(a)

Shelton Tactical Credit Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Shelton Tactical Credit Fund Institutional Class Shares Ticker: DEBIX

This annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund Institutional Class	$51	0.99%

What affected the Fund's performance this period?

The Fund outperformed its benchmark index, generating a return of 5.93%, as compared to the 1.25% return for the US Aggregate Bond Index.

For the overall market, 10-year US Treasury rates began the year at 3.92%, reached an interim high of 4.70% in April, declined substantially to 3.62% in September as the Fed began cutting rates, and then rose again sharply to 4.57% into year-end. Bonds of lower-rated companies outperformed higher-quality more rate-sensitive bonds in a period of strong economic growth and a risk-on environment generally.

The Fund’s outperformance was generated by portfolio positioning that was shorter in duration and slightly more credit sensitive, active trading around volatility, and selective use of hedges.

In addition, event-driven gains in BlueTriton Brands, Six Flags, JBS Foods, Hawaiian Airlines, GEO Group, SiriusXM, Macquarie AirFinance, and Warner Music Group were realized by mergers, acquisitions, credit rating upgrades and other corporate events.

Longer duration high quality bonds were a drag on performance as interest rates rose and the US Treasury curve steepened in Q4. However, strong underwriting and credit selection allowed the Fund to avoid any adverse credit events during the year.

Interest rate hedges helped cushion the impact of the higher move in yields. Short duration and floating rate instruments also provided solid returns while avoiding the volatility of longer-term rates.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Tactical Credit Fund Institutional Class
Bloomberg US Aggregate Bond Index
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
Shelton Tactical Credit Fund Institutional Class	5.93%	3.32%	2.94%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton Tactical Credit Fund Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$33,315,836
Total Number of Portfolio Holdings	49
Total Advisory Fees Paid	$177,346
Portfolio Turnover Rate	111%

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Consumer, Cyclical
33.0%
Consumer, Non-cyclical
28.7%
Financial
20.1%
Energy
5.7%
Government
5.2%
Communications
4.5%
Technology
2.8%

Top Ten Holdings	Precentage of Total Investments
United States Treasury Bill	5.1%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc	4.3%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	4.3%
Roche Holdings Inc	4.0%
Acushnet Co	3.7%
United Rentals North America Inc	3.6%
Transocean Inc	3.6%
Iron Mountain Inc	3.6%
Kraft Heinz Foods Co	3.5%
AMC Entertainment Holdings Inc	3.2%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Shelton Tactical Credit Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Shelton Tactical Credit Fund Investor Class Shares Ticker: DEBTX

This annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund Investor Class	$64	1.24%

What affected the Fund's performance this period?

The Fund outperformed its benchmark index, generating a return of 5.67%, as compared to the 1.25% return for the US Aggregate Bond Index.

For the overall market, 10-year US Treasury rates began the year at 3.92%, reached an interim high of 4.70% in April, declined substantially to 3.62% in September as the Fed began cutting rates, and then rose again sharply to 4.57% into year-end. Bonds of lower-rated companies outperformed higher-quality more rate-sensitive bonds in a period of strong economic growth and a risk-on environment generally.

The Fund’s outperformance was generated by portfolio positioning that was shorter in duration and slightly more credit sensitive, active trading around volatility, and selective use of hedges.

In addition, event-driven gains in BlueTriton Brands, Six Flags, JBS Foods, Hawaiian Airlines, GEO Group, SiriusXM, Macquarie AirFinance, and Warner Music Group were realized by mergers, acquisitions, credit rating upgrades and other corporate events.

Longer duration high quality bonds were a drag on performance as interest rates rose and the US Treasury curve steepened in Q4. However, strong underwriting and credit selection allowed the Fund to avoid any adverse credit events during the year.

Interest rate hedges helped cushion the impact of the higher move in yields. Short duration and floating rate instruments also provided solid returns while avoiding the volatility of longer-term rates.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Tactical Credit Fund Investor Class
Bloomberg US Aggregate Bond Index
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
Shelton Tactical Credit Fund Investor Class	5.67%	3.09%	2.69%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton Tactical Credit Fund Tailored Shareholder Report

Shelton Tactical Credit Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Precentage of Total Investments
United States Treasury Bill	5.1%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc	4.3%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	4.3%
Roche Holdings Inc	4.0%
Acushnet Co	3.7%
United Rentals North America Inc	3.6%
Transocean Inc	3.6%
Iron Mountain Inc	3.6%
Kraft Heinz Foods Co	3.5%
AMC Entertainment Holdings Inc	3.2%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$2,504,943
Total Number of Portfolio Holdings	49
Total Advisory Fees Paid	$14,432
Portfolio Turnover Rate	111%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Shelton International Select Equity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Shelton International Select Equity Fund Institutional Class Shares Ticker: SISEX

This annual shareholder report contains important information about the Shelton International Select Equity Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund Institutional Class	$51	0.99%

What affected the Fund's performance this period?

The Shelton International Select Equity Fund returned 3.7% in 2024, underperforming the MSCI AC World ex-US index return of 5.5% by 1.8%.

Large growth stocks with momentum led the way, even outside the United States.These are areas the fund was underweight in. The strategy strives to neutralize portfolio exposure to such styles, and tends to find better opportunities in smaller stocks where the information inefficiencies are greater.

Positions in Israel and Japan benefitted the fund, while political turmoil in France and Canada pulled down our positions there.China and Hong Kong were mixed – these regions underperformed most of the year except for a spastic rebound in late September when the Chinese Central bank undertook a round of monetary easing.

Momentum as a style dominated equity markets globally, not only for large cap US stocks like the Magnificent Seven, but broadly across Europe and most of Asia as well.This dynamic was particularly strong in sectors like technology and select consumer discretionary names, with investors gravitating toward companies demonstrating consistent earnings resilience and strong pricing power.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton International Select Equity Fund Institutional Class
MSCI ACWI Ex USA Index
19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
7/18/2016
4/30/2017
2/28/2018
12/31/2018
10/31/2019
8/31/2020
6/30/2021
4/30/2022
2/28/2023
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
Shelton International Select Equity Fund Institutional Class	3.68%	3.65%	6.67%
MSCI ACWI ex USA index	5.53%	4.10%	4.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton International Select Equity Fund Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$36,657,927
Total Number of Portfolio Holdings	74
Total Advisory Fees Paid	$306,923
Portfolio Turnover Rate	56%

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Financial
24.8%
Consumer, Non-cyclical
21.0%
Industrial
15.7%
Technology
15.1%
Consumer, Cyclical
11.8%
Basic Materials
4.8%
Communications
2.9%
Government
2.0%
Utilities
1.0%
Energy
0.9%

Top Ten Holdings	Percentage of Total Investments
Roche Holding AG	4.6%
Taiwan Semiconductor Manufacturing Co Ltd	4.2%
BNP Paribas SA	3.5%
Canon Inc	3.3%
Henkel AG & Co KGaA	3.1%
HDFC Bank Ltd	2.9%
FUCHS SE-PREF	2.9%
Santen Pharmaceutical Co Ltd	2.6%
Korean Air Lines Co Ltd	2.6%
AIA Group Ltd	2.4%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Shelton International Select Equity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Shelton International Select Equity Fund Investor Class Shares Ticker: SISLX

This annual shareholder report contains important information about the Shelton International Select Equity Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund Investor Class	$64	1.24%

What affected the Fund's performance this period?

The Shelton International Select Equity Fund returned 3.5% in 2024, underperforming the MSCI AC World ex-US index return of 5.5% by 2%.

Large growth stocks with momentum led the way, even outside the United States.These are areas the fund was underweight in. The strategy strives to neutralize portfolio exposure to such styles, and tends to find better opportunities in smaller stocks where the information inefficiencies are greater.

Positions in Israel and Japan benefitted the fund, while political turmoil in France and Canada pulled down our positions there.China and Hong Kong were mixed – these regions underperformed most of the year except for a spastic rebound in late September when the Chinese Central bank undertook a round of monetary easing.

Momentum as a style dominated equity markets globally, not only for large cap US stocks like the Magnificent Seven, but broadly across Europe and most of Asia as well.This dynamic was particularly strong in sectors like technology and select consumer discretionary names, with investors gravitating toward companies demonstrating consistent earnings resilience and strong pricing power.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton International Select Equity Fund Investor Class
MSCI ACWI Ex USA Index
19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
7/18/2016
4/30/2017
2/28/2018
12/31/2018
10/31/2019
8/31/2020
6/30/2021
4/30/2022
2/28/2023
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
Shelton International Select Equity Fund Investor Class	3.45%	3.37%	6.40%
MSCI ACWI ex USA index	5.53%	4.10%	4.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton International Select Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Roche Holding AG	4.6%
Taiwan Semiconductor Manufacturing Co Ltd	4.2%
BNP Paribas SA	3.5%
Canon Inc	3.3%
Henkel AG & Co KGaA	3.1%
HDFC Bank Ltd	2.9%
FUCHS SE-PREF	2.9%
Santen Pharmaceutical Co Ltd	2.6%
Korean Air Lines Co Ltd	2.6%
AIA Group Ltd	2.4%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$3,856,870
Total Number of Portfolio Holdings	74
Total Advisory Fees Paid	$32,773
Portfolio Turnover Rate	56%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Shelton Emerging Markets Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Shelton Emerging Markets Fund Institutional Class Shares Ticker: EMSQX

This annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund Institutional Class	$66	1.29%

What affected the Fund's performance this period?

The Shelton Emerging Markets Fund returned 1.66% in 2024, underperforming the MSCI Emerging Markets return of 8.00% by -6.35%.  Key drivers of performance during 2024 included country exposures, specifically overweights in Latin America, and an underweight in India.These positions were minor, but added up to a considerable headwind during the year. The fund's exposure to momentum stocks was low. Additionally, the sizeable positions of Taiwan Semiconductor (over 10%) and Tencent (nearly 5%) in the index are hard to replicate in a diversified portfolio.

Other contributors were positions in certain stocks including Indian consultancy Wipro and Taiwan-based Realtek Semiconductor as well as over-weight allocations versus the benchmark to certain strongly performing industries including airlines and textiles. Additionally, positions in Anta Sports and Korean Air detracted from performance.

Regional Insights

• China: Chinese equities lagged significantly due to structural challenges in the property sector, weak consumer confidence, and subdued export demand. Domestic stimulus measures offered some relief but were insufficient to reignite broader investor sentiment.The fund remained inline in our allocation and avoided most of the volatility.

• India and ASEAN: India and Southeast Asia stood out as bright spots, with robust GDP growth and strong domestic consumption driving equity gains. Technology and infrastructure-related sectors in these markets were notable outperformers. The fund was underweight to India, detracting from performance

• Latin America: Latin American equities delivered mixed results. Mexico and Brazil underperformed significantly after strong 2023 performances, impacted by political instability and weaker commodity exports, particularly to China. The fund continued to hold larger positions in the region, reversing many of the gain from the previous year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Emerging Markets Fund Institutional Class
MSCI Emerging Markets Index
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
Shelton Emerging Markets Fund Institutional Class	1.66%	4.39%	4.94%
MSCI Emerging Markets Index	7.50%	1.70%	3.63%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton Emerging Markets Fund Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$22,177,588
Total Number of Portfolio Holdings	60
Total Advisory Fees Paid	$268,284
Portfolio Turnover Rate	78%

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Technology
26.6%
Financial
23.4%
Consumer, Cyclical
16.5%
Communications
10.3%
Consumer, Non-cyclical
10.0%
Industrial
5.1%
Basic Materials
3.0%
Government
2.6%
Utilities
1.5%
Energy
1.0%

Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	11.2%
Tencent Holdings Ltd	6.1%
HDFC Bank Ltd	4.8%
Dr Reddy's Laboratories Ltd	4.6%
Wipro Ltd	4.2%
Powszechna Kasa Oszczednosci Bank Polski SA	3.7%
ICICI Bank Ltd	2.9%
Korean Air Lines Co Ltd	2.8%
Old Mutual Ltd	2.8%
Iguatemi SA	2.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

Shelton Emerging Markets Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 Shelton Emerging Markets Fund Investor Class Shares Ticker: EMSLX

This annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund Investor Class	$79	1.53%

What affected the Fund's performance this period?

The Shelton Emerging Markets Fund returned 1.41% in 2024, underperforming the MSCI Emerging Markets return of 8.00% by -6.59%.  Key drivers of performance during 2024 included country exposures, specifically overweights in Latin America, and an underweight in India. These positions were minor, but added up to a considerable headwind during the year. The fund's exposure to momentum stocks was low. Additionally, the sizeable positions of Taiwan Semiconductor (over 10%) and Tencent (nearly 5%) in the index are hard to replicate in a diversified portfolio.

Other contributors were positions in certain stocks including Indian consultancy Wipro and Taiwan-based Realtek Semiconductor as well as over-weight allocations versus the benchmark to certain strongly performing industries including airlines and textiles. Additionally, positions in Anta Sports and Korean Air detracted from performance.

Regional Insights

• China: Chinese equities lagged significantly due to structural challenges in the property sector, weak consumer confidence, and subdued export demand. Domestic stimulus measures offered some relief but were insufficient to reignite broader investor sentiment.The fund remained inline in our allocation and avoided most of the volatility.

• India and ASEAN: India and Southeast Asia stood out as bright spots, with robust GDP growth and strong domestic consumption driving equity gains. Technology and infrastructure-related sectors in these markets were notable outperformers.The fund was underweight to India, detracting from performance

• Latin America: Latin American equities delivered mixed results. Mexico and Brazil underperformed significantly after strong 2023 performances, impacted by political instability and weaker commodity exports, particularly to China. The fund continued to hold larger positions in the region, reversing many of the gain from the previous year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Emerging Markets Fund Investor Class
MSCI Emerging Markets Index
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
Shelton Emerging Markets Fund Investor Class	1.41%	4.13%	4.68%
MSCI Emerging Markets Index	7.50%	1.70%	3.63%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Shelton Emerging Markets Fund Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$1,120,107
Total Number of Portfolio Holdings	60
Total Advisory Fees Paid	$13,345
Portfolio Turnover Rate	78%

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	11.2%
Tencent Holdings Ltd	6.1%
HDFC Bank Ltd	4.8%
Dr Reddy's Laboratories Ltd	4.6%
Wipro Ltd	4.2%
Powszechna Kasa Oszczednosci Bank Polski SA	3.7%
ICICI Bank Ltd	2.9%
Korean Air Lines Co Ltd	2.8%
Old Mutual Ltd	2.8%
Iguatemi SA	2.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Consumer Select Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Consumer Select Fund Institutional Class Shares Ticker: ICFSX

This annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund Institutional Class	$72	1.39%

What affected the Fund's performance this period?

During 2024, ICON Consumer Select underperformed relative to the S&P Composite 1500 Index, with a total return of 12.48% compared to the benchmark's 23.95%. This underperformance can be attributed to the fund’s objective of focusing on the Financials, Consumers Discretionary, and Consumer Staples sectors. Within the sectors, Consumer Staples was the largest detractor with a total effect of -2.83%, particularly impacted by the Packaged Food and Meats industry, which alone contributed -2.37% to the underperformance, almost entirely due to its holding of Lamb Weston Holdings. The fund’s strongest contributors came from the Financials sector, with Property & Casualty Insurance and Transaction & Payment Processing Services being the top performance contributors to the fund.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Consumer Select Fund Institutional Class
S&P 1500 Index
S&P 1500 Financials Index
80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Consumer Select Fund Institutional Class	12.48%	6.18%	7.10%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Financials Index	29.78%	11.42%	11.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Consumer Select Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Financial
46.1%
Consumer, Cyclical
27.6%
Communications
14.9%
Consumer, Non-cyclical
11.1%
Funds
0.3%

Top Ten Holdings	Percentage of Total Investments
Expedia Group Inc	6.9%
LPL Financial Holdings Inc	6.5%
Visa Inc	6.0%
Equitable Holdings Inc	5.3%
eBay Inc	4.9%
The Hartford Financial Services Group Inc	4.9%
Gentex Corp	4.8%
American Express Co	4.7%
RenaissanceRe Holdings Ltd	4.7%
Skechers USA Inc	4.4%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$32,917,988
Total Number of Portfolio Holdings	26
Total Advisory Fees Paid	$399,840
Portfolio Turnover Rate	15%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Consumer Select Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Consumer Select Fund Investor Class Shares Ticker: ICFAX

This annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund Investor Class	$84	1.64%

What affected the Fund's performance this period?

During 2024, ICON Consumer Select underperformed relative to the S&P Composite 1500 Index, with a total return of 12.13% compared to the benchmark's 23.95%. This underperformance can be attributed to the fund’s objective of focusing on the Financials, Consumers Discretionary, and Consumer Staples sectors. Within the sectors, Consumer Staples was the largest detractor with a total effect of -2.83%, particularly impacted by the Packaged Food and Meats industry, which alone contributed -2.37% to the underperformance, almost entirely due to its holding of Lamb Weston Holdings. The fund’s strongest contributors came from the Financials sector, with Property & Casualty Insurance and Transaction & Payment Processing Services being the top performance contributors to the fund.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Consumer Select Fund Investor Class
S&P 1500 Index
S&P 1500 Financials Index
80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Consumer Select Fund Investor Class	12.13%	5.89%	6.80%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Financials Index	29.78%	11.42%	11.32%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Consumer Select Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Expedia Group Inc	6.9%
LPL Financial Holdings Inc	6.5%
Visa Inc	6.0%
Equitable Holdings Inc	5.3%
eBay Inc	4.9%
The Hartford Financial Services Group Inc	4.9%
Gentex Corp	4.8%
American Express Co	4.7%
RenaissanceRe Holdings Ltd	4.7%
Skechers USA Inc	4.4%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$1,776,204
Total Number of Portfolio Holdings	26
Total Advisory Fees Paid	$18,936
Portfolio Turnover Rate	15%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Equity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Equity Fund Institutional Class Shares Ticker: IOLZX

This annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund Institutional Class	$61	1.19%

What affected the Fund's performance this period?

During 2024, ICON Equity Fund underperformed relative to the S&P Composite 1500, with a total return of 5.29% compared to the benchmark's 23.95%, resulting in a variation in total return of -18.66%. Within the sectors, Consumer Discretionary and Information Technology notably detracted from performance, with total effects of -4.28% and -6.01% respectively. The largest contributors to these declines were the Footwear subindustry within Consumer Discretionary and the Semiconductors subindustry within Information Technology, which recorded total effects of -2.30% and -3.84% respectively.

ICON Equity Fund experienced a delayed recovery in its relative performance against the S&P Composite 1500, with total effects showing a gradual improvement from a decline of -4.73% in the first quarter of 2024 to a slight gain of 3.02% by the end of the fourth quarter. The market leadership the first half of 2024 was very narrow as investors chased unique growth stories such as the Magnificent 7, artificial intelligence and weight loss drugs. Those first two categories are in Information Technology, Consumer Discretionary and Telecommunication Services. Sticking to its valuation investment methodology, ICON found most of those situations too expensive for purchase. With the Federal Reserve beginning to ease monetary policy, the leadership became more broad the second half of 2024. Most of the deficiency relative to the benchmark was in the first half of the year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Equity Fund Institutional Class
S&P 1500 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Equity Fund Institutional Class	5.29%	7.28%	7.82%
S&P 1500 Index	23.95%	14.12%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Financial
28.4%
Industrial
22.5%
Consumer, Non-cyclical
12.8%
Consumer, Cyclical
9.3%
Communications
8.5%
Basic Materials
7.6%
Energy
5.8%
Utilities
2.6%
Technology
2.0%
Funds
0.5%

Top Ten Holdings	Percentage of Total Investments
Baker Hughes Co	5.8%
Armstrong World Industries Inc	5.0%
Chart Industries Inc	4.5%
LPL Financial Holdings Inc	4.4%
Trinity Industries Inc	4.4%
Mastercard Inc	4.3%
Horace Mann Educators Corp	3.8%
Performance Food Group Co	3.6%
Truist Financial Corp	3.4%
JPMorgan Chase & Co	3.3%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$35,502,852
Total Number of Portfolio Holdings	35
Total Advisory Fees Paid	$282,931
Portfolio Turnover Rate	30%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Equity Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Equity Fund Investor Class Shares Ticker: ISTAX

This annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund Investor Class	$71	1.44%

What affected the Fund's performance this period?

During 2024, ICON Equity Fund underperformed relative to the S&P Composite 1500, with a total return of 5.05% compared to the benchmark's 23.95%, resulting in a variation in total return of -18.90%. Within the sectors, Consumer Discretionary and Information Technology notably detracted from performance, with total effects of -4.28% and -6.01% respectively. The largest contributors to these declines were the Footwear subindustry within Consumer Discretionary and the Semiconductors subindustry within Information Technology, which recorded total effects of -2.30% and -3.84% respectively.

ICON Equity Fund experienced a delayed recovery in its relative performance against the S&P Composite 1500, with total effects showing a gradual improvement from a decline of -4.71% in the first quarter of 2024 to a slight gain of 2.99% by the end of the fourth quarter. The market leadership the first half of 2024 was very narrow as investors chased unique growth stories such as the Magnificent 7, artificial intelligence and weight loss drugs. Those first two categories are in Information Technology, Consumer Discretionary and Telecommunication Services. Sticking to its valuation investment methodology, ICON found most of those situations too expensive for purchase. With the Federal Reserve beginning to ease monetary policy, the leadership became more broad the second half of 2024. Most of the deficiency relative to the benchmark was in the first half of the year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Equity Fund Investor Class
S&P 1500 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Equity Fund Investor Class	5.05%	7.01%	7.53%
S&P 1500 Index	23.95%	14.12%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Baker Hughes Co	5.8%
Armstrong World Industries Inc	5.0%
Chart Industries Inc	4.5%
LPL Financial Holdings Inc	4.4%
Trinity Industries Inc	4.4%
Mastercard Inc	4.3%
Horace Mann Educators Corp	3.8%
Performance Food Group Co	3.6%
Truist Financial Corp	3.4%
JPMorgan Chase & Co	3.3%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$14,258,037
Total Number of Portfolio Holdings	35
Total Advisory Fees Paid	$110,645
Portfolio Turnover Rate	30%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Equity Income Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Equity Income Fund Institutional Class Shares Ticker: IOEZX

This annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund Institutional Class	$64	1.25%

What affected the Fund's performance this period?

During 2024, the ICON Equity Income Fund underperformed the S&P Composite 1500, with a total return of 21.32% compared to the benchmark's 23.96%, resulting in a performance variation of -2.63%. Notably, the Financials sector detracted the most from the fund's performance. Conversely, Industrials and Utilities sectors were the top two performing sectors in the equity holdings, as well strong returns from the fixed income holdings.

With respect to the fund's fixed income investments, portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities which experienced high interest rate resets as they moved to floating rate status pricing against high short-term rates In addition, we continued to successfully capture higher yields with airline enhanced equipment trust certificates (EETCs). We continued our use of high yielding closed end bond funds. We believe that the fund’s event driven, value-oriented fixed income strategy continues to be successful with an abundance of closed end fund arbitrage available and special opportunities.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Equity Income Fund Institutional Class
S&P 1500 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Equity Income Fund Institutional Class	6.11%	4.27%	6.22%
S&P 1500 Index	23.95%	14.12%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Equity Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Financial
29.5%
Consumer, Non-cyclical
18.9%
Utilities
15.6%
Consumer, Cyclical
10.1%
Industrial
9.5%
Basic Materials
8.7%
Communications
4.3%
Funds
2.3%
Energy
0.6%
Asset Backed Securities
0.5%

Top Ten Holdings	Percentage of Total Investments
DTE Energy Co	5.2%
Lockheed Martin Corp	5.0%
ING Groep NV	4.9%
Amgen Inc	4.8%
Evergy Inc	4.5%
The Western Union Co	4.5%
Nexstar Media Group Inc	4.3%
KeyCorp	4.3%
The Chemours Co	4.0%
Trinity Industries Inc	4.0%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$30,641,651
Total Number of Portfolio Holdings	43
Total Advisory Fees Paid	$250,614
Portfolio Turnover Rate	62%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Equity Income Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Equity Income Fund Investor Class Shares Ticker: IEQAX

This annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund Investor Class	$77	1.50%

What affected the Fund's performance this period?

During 2024, the ICON Equity Income Fund underperformed the S&P Composite 1500, with a total return of 21.32% compared to the benchmark's 23.96%, resulting in a performance variation of -2.63%. Notably, the Financials sector detracted the most from the fund's performance, with a total effect of -4.97%, where Regional Banks. Conversely, Industrials and Utilities sectors were the top two performing sectors in the equity holdings, as well strong returns from the fixed income holdings.

With respect to the fund's fixed income investments, portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities which experienced high interest rate resets as they moved to floating rate status pricing against high short-term rates. In addition, we continued to successfully capture higher yields with airline enhanced equipment trust certificates (EETCs). We continued our use of high yielding closed end bond funds. We believe that the fund’s event driven, value-oriented fixed income strategy continues to be successful with an abundance of closed end fund arbitrage available and special opportunities.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Equity Income Fund Investor Class
S&P 1500 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Equity Income Fund Investor Class	5.83%	4.01%	5.96%
S&P 1500 Index	23.95%	14.12%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Equity Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
DTE Energy Co	5.2%
Lockheed Martin Corp	5.0%
ING Groep NV	4.9%
Amgen Inc	4.8%
Evergy Inc	4.5%
The Western Union Co	4.5%
Nexstar Media Group Inc	4.3%
KeyCorp	4.3%
The Chemours Co	4.0%
Trinity Industries Inc	4.0%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$12,388,915
Total Number of Portfolio Holdings	43
Total Advisory Fees Paid	$106,149
Portfolio Turnover Rate	62%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Flexible Bond Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Flexible Bond Fund Institutional Class Shares Ticker: IOBZX

This annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund Institutional Class	$39	0.76%

What affected the Fund's performance this period?

Once again in 2024, the fixed income market was dominated by concerns regarding the Federal Reserve. The expectations for interest rate cuts rose throughout the year and were finally realized. However, as the year progressed investors began to speculate on when the Federal Reserve might slow its rate reductions and concerns over inflation risks arising from the new administration’s policies and ongoing economic strength emerged. This led to longer dated US Treasury yields to rise after trending lower earlier in the year.

Corporate bond yield spreads (the yield in excess of comparable US Treasuries) continued to be narrower than we found attractive. This has been the case for several years. Our interest has generally been on special or unique situations.

Total returns for the fund was 8.20% for the year ending December 31, 2024 compared to 2.26% for its benchmark, the Bloomberg US Universal Index.

Our portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities which experienced high interest rate resets as they moved to floating rate status pricing against high short-term rates. As the year went on many of these bonds were retired by the issuers.

In addition, we continued to successfully capture higher yields with airline enhanced equipment trust certificates (EETCs). We found attractive opportunities in select asset backed securities involving Amazon warehouses, CVS drugstores and reverse mortgages.

We continued our use of high yielding closed end bond funds, and our preferred stock strategy involving dividend capture. We believe that the fund’s event driven, value-oriented strategy continues to be successful with an abundance of closed end fund arbitrage available and special opportunities.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Flexible Bond Fund Institutional Class
Bloomberg US Aggregate Bond Index
Bloomberg US Universal Index ex MBS
15,000
14,000
13,000
12,000
11,000
10,000
9,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Flexible Bond Fund Institutional Class	8.20%	4.00%	3.98%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Universal Index ex MBS	2.26%	0.27%	1.97%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Flexible Bond Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Financial
42.2%
Consumer, Cyclical
17.5%
Asset Backed Securities
8.4%
Energy
6.4%
Funds
5.7%
Consumer, Non-cyclical
5.1%
Industrial
4.3%
Utilities
3.5%
Government
2.2%
Communications
2.0%
Mortgage Securities
1.3%
Technology
0.9%
Basic Materials
0.5%

Top Ten Holdings	Percentage of Total Investments
Argo Group US Inc	3.5%
First American Government Obligations Fund	3.1%
Finance of America Structured Securities Trust Series 2022-S1	2.6%
UMH Properties Inc	2.5%
American Airlines 2013-1 Class A Pass Through Trust	2.4%
Farm Credit Bank of Texas	2.2%
American Airlines 2019-1 Class B Pass Through Trust	2.1%
United Airlines 2016-1 Class A Pass Through Trust	2.0%
Fifth Third Bancorp	1.9%
Frontier Issuer LLC	1.8%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$320,697,104
Total Number of Portfolio Holdings	121
Total Advisory Fees Paid	$1,455,564
Portfolio Turnover Rate	134%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Flexible Bond Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Flexible Bond Fund Investor Class Shares Ticker: IOBAX

This annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund Investor Class	$52	1.01%

What affected the Fund's performance this period?

Once again in 2024, the fixed income market was dominated by concerns regarding the Federal Reserve. The expectations for interest rate cuts rose throughout the year and were finally realized. However, as the year progressed investors began to speculate on when the Federal Reserve might slow its rate reductions and concerns over inflation risks arising from the new administration’s policies and ongoing economic strength emerged. This led to longer dated US Treasury yields to rise after trending lower earlier in the year.

Corporate bond yield spreads (the yield in excess of comparable US Treasuries) continued to be narrower than we found attractive. This has been the case for several years. Our interest has generally been on special or unique situations.

Total returns for the fund was 8.05% for the year ending December 31, 2024 compared to 2.26% for its benchmark, the Bloomberg US Universal Index.

Our portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities which experienced high interest rate resets as they moved to floating rate status pricing against high short-term rates. As the year went on many of these bonds were retired by the issuers.

In addition, we continued to successfully capture higher yields with airline enhanced equipment trust certificates (EETCs). We found attractive opportunities in select asset backed securities involving Amazon warehouses, CVS drugstores and reverse mortgages.

We continued our use of high yielding closed end bond funds, and our preferred stock strategy involving dividend capture. We believe that the fund’s event driven, value-oriented strategy continues to be successful with an abundance of closed end fund arbitrage available and special opportunities.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Flexible Bond Fund Investor Class
Bloomberg US Aggregate Bond Index
Bloomberg US Universal Index ex MBS
15,000
14,000
13,000
12,000
11,000
10,000
9,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Flexible Bond Fund Investor Class	8.05%	3.76%	3.71%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Universal Index ex MBS	2.26%	0.27%	1.97%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Flexible Bond Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Argo Group US Inc	3.5%
First American Government Obligations Fund	3.1%
Finance of America Structured Securities Trust Series 2022-S1	2.6%
UMH Properties Inc	2.5%
American Airlines 2013-1 Class A Pass Through Trust	2.4%
Farm Credit Bank of Texas	2.2%
American Airlines 2019-1 Class B Pass Through Trust	2.1%
United Airlines 2016-1 Class A Pass Through Trust	2.0%
Fifth Third Bancorp	1.9%
Frontier Issuer LLC	1.8%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$31,374,614
Total Number of Portfolio Holdings	121
Total Advisory Fees Paid	$121,908
Portfolio Turnover Rate	134%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Health and Information Technology Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Health and Information Technology Fund Institutional Class Shares Ticker: ICTEX

This annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund Institutional Class	$66	1.29%

What affected the Fund's performance this period?

In 2024, the ICON Health & Technology portfolio underperformed relative to the S&P Composite 1500, with a total return of 13.81% compared to the benchmark's 23.95%. The industries of Semiconductors within Information Technology and Managed Health Care within Health Care were the largest contributors to these detractions. Due to the fund’s mandate of focusing its investments in the Information Technology and Health Care sectors, the fund underperformed the broad index due to its limited holdings in two of the top performing sectors, Financials and Communication Services. The Health Care holdings were a significant detractor in the fourth quarter due to the fund's positions in Managed Health Care and the news event that surrounded the industry.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Health and Information Technology Fund Institutional Class
S&P 1500 Index
S&P 1500 Information Technology Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Health and Information Technology Fund Institutional Class	13.81%	10.26%	13.07%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Information Technology Index	35.93%	24.03%	21.92%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Health and Information Technology Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Technology
33.4%
Consumer, Non-cyclical
29.4%
Communications
28.4%
Industrial
8.8%

Top Ten Holdings	Percentage of Total Investments
Fortinet Inc	6.2%
Meta Platforms Inc	6.0%
Arista Networks Inc	5.8%
Taiwan Semiconductor Manufacturing Co Ltd	5.7%
Salesforce Inc	5.2%
Alphabet Inc	5.1%
LiveRamp Holdings Inc	4.9%
Autodesk Inc	4.8%
TD SYNNEX Corp	4.8%
Cisco Systems Inc	4.6%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$79,206,866
Total Number of Portfolio Holdings	24
Total Advisory Fees Paid	$853,075
Portfolio Turnover Rate	17%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Health and Information Technology Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Health and Information Technology Fund Investor Class Shares Ticker: ICTTX

This annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund Investor Class	$79	1.54%

What affected the Fund's performance this period?

In 2024, the ICON Health & Technology portfolio underperformed relative to the S&P Composite 1500, with a total return of 13.49% compared to the benchmark's 23.95%. The industries of Semiconductors within Information Technology and Managed Health Care within Health Care were the largest contributors to these detractions. Due to the fund’s mandate of focusing its investments in the Information Technology and Health Care sectors, the fund underperformed the broad index due to its limited holdings in two of the top performing sectors, Financials and Communication Services. The Health Care holdings were a significant detractor in the fourth quarter due to the fund's positions in Managed Health Care and the news event that surrounded the industry.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Health and Information Technology Fund Investor Class
S&P 1500 Index
S&P 1500 Information Technology Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Health and Information Technology Fund Investor Class	13.49%	9.98%	12.74%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Information Technology Index	35.93%	24.03%	21.92%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Health and Information Technology Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Fortinet Inc	6.2%
Meta Platforms Inc	6.0%
Arista Networks Inc	5.8%
Taiwan Semiconductor Manufacturing Co Ltd	5.7%
Salesforce Inc	5.2%
Alphabet Inc	5.1%
LiveRamp Holdings Inc	4.9%
Autodesk Inc	4.8%
TD SYNNEX Corp	4.8%
Cisco Systems Inc	4.6%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$1,369,202
Total Number of Portfolio Holdings	24
Total Advisory Fees Paid	$14,890
Portfolio Turnover Rate	17%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Natural Resources and Infrastructure Fund Institutional Class Shares Ticker: ICBMX

This annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund Institutional Class	$67	1.31%

What affected the Fund's performance this period?

In 2024, the ICON Natural Resources & Infrastructure Fund underperformed the S&P Composite 1500, delivering a total return of 12.07% compared to the benchmark's 23.95%, resulting in a performance variation of -11.88%. This underperformance was primarily driven by a significant sector allocation effect of -12.83%, although partially offset by a positive stock selection effect of 1.28%. Within the sectors, Industrials and Energy contributed positively to the portfolio's performance with a contribution of 7.22% and 5.96% respectively. Conversely, the Materials sector detracted, with a contribution of -1.29%, where Specialty Chemicals was the largest detractor, contributing to a decrease of -1.52%.

The S&P Composite 1500 delivered a robust total return of 23.95% for the period 12/31/23 to 12/31/24, with Communication Services and Information Technology emerging as the top performers, achieving returns of 39.61% and 35.94% respectively. In contrast, the ICON Natural Resources & Infrastructure Fund did not allocate investments to these sectors.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Natural Resources and Infrastructure Fund Institutional Class
S&P 1500 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Natural Resources and Infrastructure Fund Institutional Class	12.07%	11.47%	7.66%
S&P 1500 Index	23.95%	14.12%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Industrial
41.8%
Basic Materials
16.8%
Utilities
12.1%
Energy
11.8%
Consumer, Cyclical
8.5%
Technology
4.2%
Funds
3.8%
Consumer, Non-cyclical
1.0%

Top Ten Holdings	Percentage of Total Investments
ZTO Express Cayman Inc	5.4%
Kornit Digital Ltd	5.0%
Alaska Air Group Inc	4.9%
Compass Minerals International Inc	4.3%
EMCOR Group Inc	4.3%
3D Systems Corp	4.2%
Tetra Tech Inc	3.7%
Radius Recycling Inc	3.5%
3M Co	3.4%
Enterprise Products Partners LP	3.3%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$118,839,763
Total Number of Portfolio Holdings	40
Total Advisory Fees Paid	$1,170,320
Portfolio Turnover Rate	119%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Natural Resources and Infrastructure Fund Investor Class Shares Ticker: ICBAX

This annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund Investor Class	$80	1.56%

What affected the Fund's performance this period?

In 2024, the ICON Natural Resources & Infrastructure Fund underperformed the S&P Composite 1500, delivering a total return of 11.72% compared to the benchmark's 23.95%, resulting in a performance variation of -12.23%. This underperformance was primarily driven by a significant sector allocation effect of -12.83%, although partially offset by a positive stock selection effect of 1.28%. Within the sectors, Industrials and Energy contributed positively to the portfolio's performance with a contribution of 7.22% and 5.96% respectively. Conversely, the Materials sector detracted, with a contribution of -1.29%, where Specialty Chemicals was the largest detractor, contributing to a decrease of -1.52%.

The S&P Composite 1500 delivered a robust total return of 23.95% for the period 12/31/23 to 12/31/24, with Communication Services and Information Technology emerging as the top performers, achieving returns of 39.61% and 35.94% respectively. In contrast, the ICON Natural Resources & Infrastructure Fund did not allocate investments to these sectors.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Natural Resources and Infrastructure Fund Investor Class
S&P 1500 Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Natural Resources and Infrastructure Fund Investor Class	11.72%	11.18%	7.38%
S&P 1500 Index	23.95%	14.12%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
ZTO Express Cayman Inc	5.4%
Kornit Digital Ltd	5.0%
Alaska Air Group Inc	4.9%
Compass Minerals International Inc	4.3%
EMCOR Group Inc	4.3%
3D Systems Corp	4.2%
Tetra Tech Inc	3.7%
Radius Recycling Inc	3.5%
3M Co	3.4%
Enterprise Products Partners LP	3.3%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$5,318,734
Total Number of Portfolio Holdings	40
Total Advisory Fees Paid	$55,491
Portfolio Turnover Rate	119%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Utilities and Income Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Utilities and Income Fund Institutional Class Shares Ticker: ICTUX

This annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund Institutional Class	$85	1.66%

What affected the Fund's performance this period?

With the Fed tightening monetary policy during 2022-2023, the Utilities sector significantly lagged the broad market. We believe the market reaction to utilities stocks was irrational, and in 2024 the market corrected itself. As a result of that, in 2024 the utilities sector outperformed the broad market and its index has returned just over 23.5%.

In 2024, the ICON Utilities and Income portfolio underperformed the S&P Composite 1500 Utilities, delivering a total return of 15.31% compared to the benchmark's 23.42%, resulting in a performance variation of -8.11%. This underperformance was primarily driven by a significant stock selection effect of -5.35%, although partially offset by a positive sector allocation effect of 3.25%. Within the sectors, the Utilities sector detracted the most from the portfolio's performance with a total contribution of -5.05%, particularly within the Electric Utilities subindustry, which alone contributed to a decrease of -3.31%. Conversely, the fund’s holdings in the Wireless Communications industry contributed positively, adding 3.25% to the portfolio's performance.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Utilities and Income Fund Institutional Class
S&P 1500 Index
S&P 1500 Utilities Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Utilities and Income Fund Institutional Class	15.31%	4.40%	6.89%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Utilities Index	23.42%	6.25%	8.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Utilities and Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Atmos Energy Corp	6.1%
T-Mobile US Inc	5.8%
Xcel Energy Inc	5.8%
NextEra Energy Inc	5.7%
First American Government Obligations Fund	5.4%
ALLETE Inc	5.3%
American Electric Power Co Inc	5.2%
National Fuel Gas Co	5.1%
NiSource Inc	5.1%
Ameren Corp	5.0%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$17,923,076
Total Number of Portfolio Holdings	21
Total Advisory Fees Paid	$183,828
Portfolio Turnover Rate	27%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

ICON Utilities and Income Fund Tailored Shareholder Report

annual Shareholder Report December 31, 2024 ICON Utilities and Income Fund Investor Class Shares Ticker: ICTVX

This annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund Investor Class	$98	1.90%

Wh.at affected the Fund's performance this period?

With the Fed tightening monetary policy during 2022-2023, the Utilities sector significantly lagged the broad market. We believe the market reaction to utilities stocks was irrational, and in 2024 the market corrected itself. As a result of that, in 2024 the utilities sector outperformed the broad market and its index has returned just over 23.5%.

In 2024, the ICON Utilities and Income portfolio underperformed the S&P Composite 1500 Utilities, delivering a total return of 15.17% compared to the benchmark's 23.42%, resulting in a performance variation of -8.25%. This underperformance was primarily driven by a significant stock selection effect of -5.35%, although partially offset by a positive sector allocation effect of 3.25%. Within the sectors, the Utilities sector detracted the most from the portfolio's performance with a total contribution of -5.05%, particularly within the Electric Utilities subindustry, which alone contributed to a decrease of -3.31%. Conversely, the fund’s holdings in the Wireless Communications industry contributed positively, adding 3.25% to the portfolio's performance.

Cumulative Performance

(based on a hypothetical $10,000 investment)

ICON Utilities and Income Fund Investor Class
S&P 1500 Index
S&P 1500 Utilities Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024

Annual Performance

	1 Year	5 Years	10 Years
ICON Utilities and Income Fund Investor Class	15.17%	4.15%	6.61%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Utilities Index	23.42%	6.25%	8.36%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

ICON Utilities and Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of December 31, 2024)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Atmos Energy Corp	6.1%
T-Mobile US Inc	5.8%
Xcel Energy Inc	5.8%
NextEra Energy Inc	5.7%
First American Government Obligations Fund	5.4%
ALLETE Inc	5.3%
American Electric Power Co Inc	5.2%
National Fuel Gas Co	5.1%
NiSource Inc	5.1%
Ameren Corp	5.0%

Key Fund Statistics

(as of December 31, 2024)

Net Assets	$3,876,744
Total Number of Portfolio Holdings	21
Total Advisory Fees Paid	$38,153
Portfolio Turnover Rate	27%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/.

(b) Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Pursuant to Item 19(a)(1),  the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988

Item 3. Audit Committee Financial Expert.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient.

Item 4. Principal Accountant Fees and Services.

(a)        Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $152,450 for the fiscal year ended December 31, 2024 and $149,450 for the fiscal year ended December 31, 2023.

(b)       Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)        Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $33,575 for the fiscal year ended December 31, 2024 and $33,575 for the fiscal year ended December 31, 2023.

(d)        All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)       pre-approval of all audit and audit-related services;

(ii)      pre-approval of all non-audit related services to be provided to the Registrant by the auditors; and

(iii)    pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant.

(e)(2) All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)        Not applicable.

(g)        The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $33,575 for the fiscal year ended December 31, 2024 and $33,575 for the fiscal year ended December 31, 2023.

(h)        Not applicable.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a) The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and
Additional Information

December 31, 2024

Shelton Emerging Markets Fund

Shelton International Select Equity Fund

Shelton Tactical Credit Fund

1

Table of Contents	December 31, 2024

2

See accompanying notes to financial statements.

Shelton Emerging Markets FundPortfolio of Investments (Continued)12/31/24

Shelton Emerging Markets FundPortfolio of Investments (Expressed in U.S. Dollars) 12/31/24

Security Description	Shares	Value
Common Stock (95.97%)

Brazil (4.10%)
Cosan SA	63,700	$84,046
Iguatemi SA	219,100	611,819
Multiplan Empreendimentos Imobiliarios SA	76,400	260,407
Total Brazil		956,272

China (23.43%)
Alibaba Group Holding Ltd	52,100	552,753
ANTA Sports Products Ltd	41,700	417,985
BYD Co Ltd	12,000	411,915
Fuyao Glass Industry Group Co Ltd (144A)	74,000	533,087
GF Securities Co Ltd	300,400	407,668
Haier Smart Home Co Ltd	62,100	219,882
JD.com Inc	6,000	105,065
Kingsoft Corp Ltd	130,000	563,242
Meituan (144A)*	5,000	97,661
Ping An Insurance Group Co of China Ltd	19,000	112,655
Tencent Holdings Ltd	26,600	1,428,183
Zhuzhou CRRC Times Electric Co Ltd	92,000	388,533
Zijin Mining Group Co Ltd	123,748	225,296
Total China		5,463,925

Hong Kong (2.81%)
Bosideng International Holdings Ltd	844,000	421,639
Yuexiu Transport Infrastructure Ltd	472,000	233,975
Total China		655,614

Hungary (1.07%)
Richter Gedeon Nyrt	9,510	249,009

India (17.14%)
Dr Reddy’s Laboratories Ltd	68,000	1,073,720
HDFC Bank Ltd	17,795	1,136,389
ICICI Bank Ltd	23,123	690,453
Infosys Ltd#	4,400	96,448
Wipro Ltd	281,400	996,156
Total India		3,993,166

Indonesia (0.79%)
United Tractors Tbk PT	110,300	183,502

Malaysia (0.26%)
Nationgate Holdings Bhd	106,000	59,975

Mexico (2.48%)
GCC SAB de CV	24,000	213,270
Kimberly-Clark de Mexico SAB de CV	135,914	191,386
Promotora y Operadora de Infraestructura SAB de CV	20,490	173,608
Total Mexico		578,264

Philippines (3.70%)
GT Capital Holdings Inc	21,200	240,138
Manila Electric Co	41,970	352,580
SM Prime Holdings Inc	619,600	268,255
Total Philippines		860,973

Poland (3.76%)
Powszechna Kasa Oszczednosci Bank Polski SA	60,500	875,313

See accompanying notes to financial statements.

3

Shelton Emerging Markets FundPortfolio of Investments (Continued)12/31/24

Security Description	Shares	Value
Singapore (0.60%)
Trip.com Group Ltd*	2,000	$139,056

South Africa (3.46%)
Old Mutual Ltd	985,000	653,016
Tiger Brands Ltd	10,000	153,165
Total South Africa		806,181

South Korea (9.80%)
Hankook Tire & Technology Co Ltd	6,000	156,052
Hanmi Pharm Co Ltd	1,431	271,869
Innocean Worldwide Inc	6,407	84,143
Kia Corp	4,994	340,616
Korean Air Lines Co Ltd	43,100	659,740
Kumho Tire Co Inc*	104,000	336,352
PSK Inc	9,800	109,521
Samsung Electronics Co Ltd	4,612	166,184
SK Inc	1,770	157,647
Total South Korea		2,282,124

Taiwan (21.41%)
Asustek Computer Inc	17,000	318,734
Chroma ATE Inc	5,000	62,243
Delta Electronics Inc	15,000	196,545
MediaTek Inc	11,900	512,510
MPI Corp	9,000	253,660
Nan Pao Resins Chemical Co Ltd	31,000	296,272
Nien Made Enterprise Co Ltd	12,000	133,861
Quanta Computer Inc	7,000	61,147
Realtek Semiconductor Corp	30,000	518,643
Taiwan Semiconductor Manufacturing Co Ltd	80,500	2,633,921
Total Taiwan		4,987,536

Turkey (1.16%)
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	84,016	270,525

Total Common Stock (Cost $19,093,532)		22,361,435

Preferred Stock (2.08%)

Brazil (2.08%)
Itau Unibanco Holding SA	73,200	363,716
Itausa SA	85,000	121,358
Total Preferred Stock (Cost $605,028)		485,074

Collateral Received For Securities on Loan (0.43%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.58% (Cost $99,099)	99,099	99,099

United States Treasury Bills (2.57%)
United States Treasury Bill 0.000%, 1/30/2025(a) (Cost $597,952)	600,000	598,027

Total Investments (Cost $20,395,611) (101.05%)		$23,543,635
Liabilities in Excess of Other Assets (-1.05%)		(245,940)
Net Assets (100.00%)		$23,297,695

*Non-income producing security.
#Loaned security; a portion of the security is on loan at December 31, 2024.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2024, these securities had a total aggregate market value of $630,748, which represented approximately 2.71% of net assets.

(a)A portion of these securities, a total of $99,671, have been pledged or segregated in connection with obligations for futures contracts.

4

See accompanying notes to financial statements.

Shelton Emerging Markets FundPortfolio of Investments (Continued)12/31/24

Futures contracts at December 31, 2024
Contracts - $50 times premium / delivery month / commitment / exchange	Notional Amount	Value	Unrealized Appreciation
11 / MAR 2025 / Long / Intercontinental Exchange, Inc.	598,310	590,590	(7,720)

See accompanying notes to financial statements.

5

Shelton International Select Equity FundPortfolio of Investments (Expressed in U.S. Dollars) 12/31/24

Security Description	Shares	Value
Common Stock (94.28%)

Australia (1.68%)
Challenger Ltd	102,900	$382,762
The Lottery Corp Ltd	97,900	299,329
Total Australia		682,091

Brazil (0.99%)
Centrais Eletricas Brasileiras SA#	70,100	400,972

Britain (7.35%)
Halma PLC	17,000	572,314
Hikma Pharmaceuticals PLC	11,000	274,470
The Sage Group PLC	51,600	822,380
Smiths Group PLC	34,600	744,640
St James’s Place PLC	23,800	258,637
The Weir Group PLC	11,219	306,762
Total Britain		2,979,203

Canada (8.70%)
Agnico Eagle Mines Ltd	5,500	430,225
Barrick Gold Corp	21,300	330,236
Brookfield Asset Management Ltd	3,700	200,636
Canadian Natural Resources Ltd	12,400	382,775
George Weston Ltd	4,140	643,710
IGM Financial Inc	18,500	590,764
RioCan Real Estate Investment Trust	58,600	745,090
Shopify Inc*	1,900	202,186
Total Canada		3,525,622

China (7.95%)
ANTA Sports Products Ltd	23,600	236,558
BYD Co Ltd	6,000	205,958
Fuyao Glass Industry Group Co Ltd (144A)	120,800	870,228
Kingsoft Corp Ltd	141,400	612,634
Kuaishou Technology (144A)*	48,400	257,684
Tencent Holdings Ltd	13,400	719,461
WuXi XDC Cayman Inc*	136	537
Zhuzhou CRRC Times Electric Co Ltd	75,600	319,273
Total China		3,222,333

Denmark (1.35%)
Demant A/S*	14,871	545,746

France (5.23%)
BNP Paribas SA	23,361	1,433,169
Eiffage SA	1,200	105,319
L’Oreal SA	1,640	580,787
Total France		2,119,275

Germany (3.08%)
Henkel AG & Co KGaA	16,200	1,248,607

Hong Kong (4.34%)
AIA Group Ltd	135,300	980,782
Bosideng International Holdings Ltd	835,000	417,143
Prudential PLC	45,000	358,878
SITC International Holdings Co Ltd	200	533
Total Hong Kong		1,757,336

6

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Continued)12/31/24

Security Description	Shares	Value
India (3.95%)
HDFC Bank Ltd	18,568	$1,185,752
ICICI Bank Ltd	13,900	415,054
Total India		1,600,806

Ireland (2.08%)
AerCap Holdings NV	4,100	392,370
CRH PLC	4,866	450,202
Total Ireland		842,572

Israel (1.53%)
Nice Ltd*	3,650	619,916
Total Israel		619,916

Italy (1.74%)
Intesa Sanpaolo SpA	125,300	501,434
Poste Italiane SpA (144A)	14,300	201,767
Total Italy		703,201

Japan (17.35%)
Advantest Corp	3,500	204,594
Azbil Corp	40,400	315,162
Canon Inc	40,700	1,334,929
Hitachi Ltd	7,700	192,658
Japan Post Holdings Co Ltd	20,600	195,133
Kintetsu Group Holdings Co Ltd	26,100	549,034
Konami Group Corp	2,100	197,520
MISUMI Group Inc	43,500	678,690
Mitsubishi Electric Corp	45,600	778,687
Santen Pharmaceutical Co Ltd	103,600	1,065,621
Suzuki Motor Corp	20,500	233,205
Tokyo Electron Ltd	1,300	199,811
USS Co Ltd	51,200	448,058
Yokogawa Electric Corp	29,300	632,734
Total Japan		7,025,836

Mexico (0.97%)
Promotora y Operadora de Infraestructura SAB de CV	46,400	393,139

Netherlands (1.09%)
ASM International NV	400	231,555
Heineken Holding NV	3,500	209,753
Total Netherlands		441,308

Singapore (1.91%)
DBS Group Holdings Ltd	24,200	774,706

South Africa (2.27%)
Old Mutual Ltd	1,384,300	917,736

South Korea (5.43%)
Kia Corp	9,021	615,278
Korean Air Lines Co Ltd	68,400	1,047,013
Orion Corp	5,000	346,782
Samsung Electronics Co Ltd	5,300	190,974
Total South Korea		2,200,047

See accompanying notes to financial statements.

7

Shelton International Select Equity FundPortfolio of Investments (Continued)12/31/24

Security Description	Shares	Value
Spain (2.99%)
Acciona SA	4,300	$484,212
CaixaBank SA	134,268	728,299
Total Spain		1,212,511

Sweden (1.17%)
Lifco AB	16,300	472,325

Switzerland (6.06%)
Nestle SA	7,305	596,819
Roche Holding AG	6,600	1,858,406
Total Switzerland		2,455,225

Taiwan (4.14%)
Taiwan Semiconductor Manufacturing Co Ltd	8,499	1,678,468

Turkey (0.93%)
Turkiye Sise ve Cam Fabrikalari AS	321,927	377,865

Total Common Stock (Cost $35,549,365)		38,196,846

Preferred Stock (3.48%)

Germany (3.48%)
FUCHS SE	27,000	1,165,255
Henkel AG & Co KGaA	2,800	245,685
Total Germany		1,410,940

Total Preferred Stock (Cost $1,435,056)		1,410,940

Collateral Received For Securities on Loan (0.98%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.58% (Cost $399,044)	399,044	399,044

United States Treasury Bills (1.97%)
United States Treasury Bill 0.000%, 1/30/2025 (Cost $797,266)	800,000	797,370

Total Investments (Cost $38,180,731) (100.71%)		$40,804,200
Liabilities in Excess of Other Assets (-0.71%)		(289,403)
Net Assets (100.00%)		$40,514,797

*Non-income producing security.

# Loaned security; a portion of the security is on loan at December 31, 2024.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2024 these securities had a total aggregate market value of $1,329,679 which represented approximately 3.28% of net assets.

8

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Continued)12/31/24

Shelton Tactical Credit FundPortfolio of Investments (Expressed in U.S. Dollars) 12/31/24

Security Description	Shares	Value
Common Stock (1.24%)

Consumer, Non-cyclical (1.24%)
Pyxus International Inc*,#	161,204	$443,311

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Financial (0.00%)
CBL & Associates LP(a),(b)	1,526,000	—
CBL & Associates LP(a),(b)	1,000,000	—
Total Financial		—

Total Common Stock (Cost $2,110,052)		443,311

Corporate Debt (89.61%)	Par Value	Value

Communications (4.36%)
Sirius XM Radio LLC, 3.875%, 9/1/2031 (144A)	1,250,000	1,045,974
Windstream Services LLC / Windstream Escrow Finance Corp, 8.250%, 10/1/2031 (144A)	500,000	516,411
Total Communications		1,562,385

Consumer, Cyclical (32.28%)
Acushnet Co, 7.375%, 10/15/2028 (144A)	1,250,000	1,291,825
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,000,000	1,061,250
AMC Entertainment Holdings Inc, 7.500%, 2/15/2029 (144A)	1,250,000	1,109,649
AS Mileage Plan IP Ltd, 5.308%, 10/20/2031 (144A)	500,000	488,028
AS Mileage Plan IP Ltd, 5.021%, 10/20/2029 (144A)	500,000	487,157
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(a),(b)	5,000,000	—
Cinemark USA Inc, 5.250%, 7/15/2028 (144A)	1,000,000	975,219
Cummins Inc, 5.150%, 2/20/2034	750,000	750,598
General Motors Financial Co Inc, 5.750%, 2/8/2031	750,000	759,915
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,250,000	1,062,891
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)(c)	1,000,000	966,661
Six Flags Entertainment Corp / Six Flags Theme Parks Inc, 6.625%, 5/1/2032 (144A)	1,500,000	1,520,272
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)(c)	1,250,000	1,088,474
Total Consumer, Cyclical		11,561,939

Consumer, Non-cyclical (24.97%)
The GEO Group Inc, 10.250%, 4/15/2031	750,000	817,694
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl, 5.750%, 4/1/2033	1,500,000	1,491,604
Kraft Heinz Foods Co, 4.375%, 6/1/2046(c)	1,500,000	1,214,673
The Kroger Co, 5.500%, 9/15/2054	500,000	471,531
The Kroger Co, 5.000%, 9/15/2034	500,000	483,692
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 14.750%, 11/14/2028 (144A)	306,202	327,488
Roche Holdings Inc, 5.593%, 11/13/2033 (144A)	1,350,000	1,395,700
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	750,000	744,535
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)(c)	1,250,000	1,261,891
Viking Baked Goods Acquisition Corp, 8.625%, 11/1/2031 (144A)	750,000	736,767
Total Consumer, Non-cyclical		8,945,575

Energy (5.62%)
Talos Production Inc, 9.375%, 2/1/2031 (144A)	750,000	764,539
Transocean Inc, 8.000%, 2/1/2027 (144A)	1,250,000	1,247,741
Total Energy		2,012,280

See accompanying notes to financial statements.

9

Shelton Tactical Credit FundPortfolio of Investments (Continued)12/31/24

Security Description	Par Value	Value
Financial (19.67%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041(c)	750,000	$587,943
American Homes 4 Rent LP, 5.500%, 2/1/2034	1,000,000	995,811
Iron Mountain Inc, 6.250%, 1/15/2033 (144A)	1,250,000	1,245,008
JPMorgan Chase & Co, 3.882%, 7/24/2038(d)	750,000	640,392
Macquarie Airfinance Holdings Ltd, 6.500%, 3/26/2031 (144A)	1,000,000	1,032,566
Sun Communities Operating LP, 5.700%, 1/15/2033	1,000,000	996,827
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 6.500%, 2/15/2029 (144A)	500,000	453,682
Visa Inc, 2.700%, 4/15/2040	1,500,000	1,094,202
Total Financial		7,046,431

Industrial (0.00%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022#,(a),(b)	548,153	—

Technology (2.71%)
KLA Corp, 4.700%, 2/1/2034	1,000,000	970,812

Total Corporate Debt (Cost $32,367,667)		32,099,422

Municipal Bonds (0.09%)

Development (0.09%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(b)	250,000	3,375
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(b)	2,050,000	27,675
Total Development		31,050

General Obligation (0.00%)
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031#,(a),(b)	400,000	—

Total Municipal Debt (Cost $2,280,321)		31,050

United States Treasury Bills (5.02%)
United States Treasury Bill, 0.000%, 1/14/2025 (Cost $1,797,074)	1,800,000	1,797,485

Term Loans (1.92%)	Shares	Value
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/27/2027(d)	442,113	391,519
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027(d)	294,742	294,742
Total Term Loans (Cost $731,899)		686,261

Purchased Options - Puts (0.31%)	Contracts	Value
10-Year US Treasury Note Futures
Notional amount $13,020,000 premiums paid $48,984, exercise price $108.50, expires 2/21/25	120	112,500

Total Options (Cost $48,984)		112,500

Total Investments (Cost $39,335,997) (97.56%)		$35,170,029
Other Net Assets (2.44%)		650,750
Net Assets (100.00%)		$35,820,779

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2024, these securities had a total aggregate market value of $20,854,778 which represented approximately 58.22% of net assets.

*Non income security.

#Security is illiquid.

(a)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.

(b)Defaulted security

(c)Designated as collateral for Fund's activity in securities sold short. As of December 31, 2024, the Fund has no open short sales.

(d)Variable rate security.

10

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Continued)12/31/24

Credit Default Swaps*,**,*** (-0.61%)	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at December 31, 2024	Notional Amount	Period Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDX NA.IG.43 12/29	12/20/2029	1.00%	0.52%	10,000,000	Quarterly	(223,210)	(214,593)	(8,617)
Total Buy Protection						(223,210)	(214,593)	(8,617)

*For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

**For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

***For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.

See accompanying notes to financial statements.

11

Statements of Assets & Liabilities December 31, 2024

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
Assets
Investments in securities
Cost of investments	$20,395,611	$38,180,731	$39,287,013
Cost of purchased options	—	—	48,984
Fair value of investments (Note 1)*	23,543,635	40,804,200	35,057,529
Fair value of purchased options (Note 1)	—	—	112,500
Cash	23,388	13,878	107,628
Cash held at broker (Note 1)	5,000	—	11,544
Interest receivable	—	—	615,827
Dividend receivable	46,285	78,938	—
Variation margin receivable - centrally cleared swaps	—	—	110,360
Reclaim receivable	—	290,624	—
Receivable from investment advisor	18,550	13,971	16,507
Receivable for fund shares sold	14,966	11,510	11,975
Prepaid expenses	24,627	17,425	11,632
Other receivables	143	458	—
Total assets	$23,676,594	$41,231,004	$36,055,502

Liabilities
Payables and other liabilites
Collateral for securities loaned	99,099	399,044	—
Variation margin payable - futures	175	—	—
Payable for fund shares repurchased	77,919	102,065	151,710
Payable to investment advisor	20,799	26,883	36,703
Distributions payable	134,040	105,204	5,832
Accrued 12b-1 fees	236	888	554
Accrued administration fees	1,919	3,351	2,894
Accrued CCO fees	349	21,734	777
Accrued custody fees	—	3,777	—
Accrued expenses	3,941	20,142	20,424
Accrued fund accounting fees	521	3,650	5,082
Accrued registration fees	18,180	6,554	—
Accrued transfer agent fees	14,896	22,632	9,696
Accrued trustee fees	412	283	1,051
Misc. fees and expense	6,413	—	—
Total liabilities	378,899	716,207	234,723

Commitments and contingencies (Note 2)

Net assets	$23,297,695	$40,514,797	$35,820,779

Net assets at December 31, 2024 consist of
Paid-in capital	21,166,479	88,817,735	48,202,801
Distributable earnings/(loss)	2,131,216	(48,302,938)	(12,382,022)
Total net assets	$23,297,695	$40,514,797	$35,820,779

Net assets
Institutional Shares	$22,177,588	$36,657,927	$33,315,836
Investor Shares	$1,120,107	$3,856,870	$2,504,943

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	1,319,446	1,574,624	3,301,737
Investor Shares (no par value, unlimited shares authorized)	67,610	170,892	249,071

Net asset value per share
Institutional Shares	$16.81	$23.28	$10.09
Investor Shares	$16.57	$22.57	$10.06

*Securities are on loan in the amount of $95,484, $396,962, , and $— respectfully.

12

See accompanying notes to financial statements.

Statements of Operations December 31, 2024

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
Investment income
Interest income	$19,989	$37,799	$2,257,827
Dividend income (net of foreign tax witheld: $109,111, $173,683 and $- respectively)	725,289	1,217,388	—
Income from securities lending, net	3,576	3,949	—
Total	$748,854	$1,259,136	$2,257,827

Expenses
Management fees (Note 2)	261,654	339,696	405,598
Administration fees (Note 2)	24,278	42,596	32,154
Transfer agent fees	30,690	33,465	11,323
Accounting services	29,942	32,274	28,031
Custodian fees	24,927	28,284	5,863
Legal and audit fees	28,044	27,823	22,534
CCO fees (Note 2)	2,330	4,202	3,223
Trustees fees	6,337	6,564	6,539
Insurance	566	1,093	884
Printing	15,992	15,247	11,088
Registration and dues	36,343	39,850	29,650
12b-1 fees Investor Shares (Note 2)	3,336	11,073	6,597
Licensing fee	2,507	4,712	—
Total expenses	$466,946	$586,879	$563,484
Less reimbursement from advisor (Note 2)	(126,799)	(122,022)	(213,820)
Net expenses	$340,147	$464,857	$349,664
Net investment income	$408,707	$794,279	$1,908,163

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$1,192,292	$4,690,870	$(221,040)
Net realized gain/(loss) from futures contracts	(12,794)	(17,143)	(13,862)
Net realized gain/(loss) from purchased option contracts	—	—	(65,937)
Net realized gain/(loss) from swap contracts	—	—	(102,405)
Total Net Realized gain/(loss)	1,179,498	4,673,727	(403,244)

Change in unrealized appreciation/(depreciation) of investments and foriegn currency translation	(1,073,800)	(3,689,570)	397,045
Change in unrealized appreciation/(depreciation) of futures contracts	(7,720)	—	—
Change in unrealized appreciation/(depreciation) of purchased option contracts	—	—	90,078
Change in unrealized appreciation/(depreciation) of swap contracts	—	—	(9,806)
Net realized and unrealized gain/(loss) on investments	$97,978	$984,157	$74,073
Net increase/(decrease) in net assets resulting from operations	$506,685	$1,778,436	$1,982,236

See accompanying notes to financial statements.

13

Statements of Changes in Net Assets December 31, 2024

	Shelton Emerging Markets Fund		Shelton International Select Equity Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income/(loss)	$408,707	$369,952	$794,279	$980,761
Net realized gain/(loss) from security transactions and foreign currency	1,192,292	1,998,061	4,690,870	222,720
Net realized gain/(loss) from futures contracts	(12,794)	(17,143)	(17,143)	(17,143)
Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	(1,073,800)	1,297,155	(3,689,570)	7,494,740
Change in unrealized appreciation/(depreciation) of futures	(7,720)	—	—	—
Net increase/(decrease) in net assets resulting from operations	506,685	3,648,025	1,778,436	8,681,078

Distributions to shareholders
Distributions
Institutional Shares	(1,284,587)	(2,638,039)	(1,308,432)	(846,040)
Investor Shares	(63,699)	(106,923)	(129,637)	(85,588)
Institutional Return of Capital	—	—	(14,390)	—
Investor Return of Capital	—	—	(1,440)	—
Total Distributions	(1,348,286)	(2,744,962)	(1,453,899)	(931,628)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(5,336,579)	4,846,115	(11,693,675)	(31,967,868)
Total increase/(decrease)	(6,178,180)	5,749,178	(11,369,138)	(24,218,418)

Net assets
Beginning of year	29,475,875	23,726,697	51,883,935	76,102,353
End of year	$23,297,695	$29,475,875	$40,514,797	$51,883,935

	Shelton Tactical Credit Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income/(loss)	$1,908,163	$1,677,694
Net realized gain/(loss) from security transactions and foreign currency	(221,040)	(2,281,829)
Net realized gain/(loss) from futures contracts	(13,862)	(21,962)
Net realized gain/(loss) from purchased option contracts	(65,937)	(25,190)
Net realized gain/(loss) from swap contracts	(102,405)	—
Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	397,045	2,004,033
Change in unrealized appreciation/(depreciation) of futures	—	—
Change in unrealized appreciation/(depreciation) of purchased option contracts	90,078	(10,156)
Change in unrealized appreciation/(depreciation) of swap contracts	(9,806)	(2,144)
Net increase/(decrease) in net assets resulting from operations	1,982,236	1,340,446

Distributions to shareholders
Distributions
Institutional Shares	(1,688,354)	(1,507,432)
Investor Shares	(132,683)	(166,886)
Institutional Return of Capital	(33,021)	—
Investor Return of Capital	(2,595)	—
Total Distributions	(1,856,653)	(1,674,318)
Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	4,531,253	(4,865,795)
Total increase/(decrease)	4,656,836	(5,199,667)

Net assets
Beginning of year	31,163,943	36,363,610
End of year	$35,820,779	$31,163,943

14

See accompanying notes to financial statements.

Statements of Changes in Net Assets December 31, 2024 (Continued)

Shelton Emerging Markets Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	439,752	$7,758,747	587,309	$10,766,151	29,535	$517,777	31,266	$563,362
Shares issued in reinvestment of distributions	64,422	1,094,648	124,996	2,153,238	3,585	60,036	5,990	101,339
Shares repurchased	(791,771)	(14,033,881)	(466,215)	(8,431,905)	(40,946)	(733,906)	(17,134)	(306,070)
Net increase/(decrease)	(287,597)	$(5,180,486)	246,090	$4,487,484	(7,826)	$(156,093)	20,122	$358,631

Shelton International Select Equity Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	402,849	$9,776,460	464,959	$10,434,687	166,503	$3,929,688	133,081	$2,885,527
Shares issued in reinvestment of distributions	52,973	1,233,219	33,255	774,507	5,116	115,475	3,415	77,119
Shares repurchased	(891,539)	(21,424,935)	(1,825,047)	(40,895,418)	(225,654)	(5,323,582)	(241,018)	(5,244,290)
Net increase/(decrease)	(435,717)	(10,415,256)	(1,326,833)	(29,686,224)	(54,035)	(1,278,419)	(104,522)	(2,281,644)

Shelton Tactical Credit Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	947,629	$9,615,208	994,634	$9,901,901	11,023	$112,148	26,008	$256,833
Shares issued in reinvestment of distributions	168,333	1,711,900	154,520	1,499,033	12,017	121,863	16,279	157,907
Shares repurchased	(606,229)	(6,171,414)	(1,644,653)	(15,856,301)	(85,294)	(858,452)	(84,265)	(825,168)
Net increase/(decrease)	509,733	5,155,694	(495,499)	(4,455,367)	(62,254)	(624,441)	(41,978)	(410,428)

See accompanying notes to financial statements.

15

Financial Highlights (For a Share Outstanding Throughout Each Year)

Shelton Emerging Markets Fund Institutional Shares(a)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(b)		Year Ended September 30, 2020
Net asset value, beginning of year	$17.53	$16.76	$19.86	$20.09	$15.33		$14.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.28	0.26	0.17	— (d)	(0.04)		0.01
Net gain/(loss) on securities (both realized and unrealized)	0.01	2.27	(3.02)	0.15	4.84		0.87
Total from investment operations	0.29	2.53	(2.85)	0.15	4.80		0.88
LESS DISTRIBUTIONS
Dividends from net investment income	(0.70)	(0.22)	(0.25)	(0.38)	(0.04)		(0.37)
Distributions from capital gains	(0.31)	(1.54)	—	—	—		—
Total distributions	(1.01)	(1.76)	(0.25)	(0.38)	(0.04)		(0.37)
Net asset value, end of year or period	$16.81	$17.53	$16.76	$19.86	$20.09		$15.33

Total return	1.66%	15.43%	(14.33)%	0.77%	31.29	%(e)	5.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$22,178	$28,170	$22,812	$30,458	$25,749		$21,354
Ratio of expenses to average net assets:
Before expense reimbursements	1.77%	1.70%	1.77%	1.58%	1.48	%(f)	1.89%
After expense reimbursements(g)	1.29%	1.70%	1.77%	1.56%	1.48	%(f)	1.61%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.09%	1.34%	1.00%	(0.04)%	(0.88	)%(f)	(0.20)%
After expense reimbursements	1.57%	1.34%	1.00%	0.04%	(0.88	)%(h)	0.08%
Portfolio turnover	78%	63%	49%	21%	27	%(e)	58%

Investor Shares(h)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020(b)		Year Ended September 30, 2020
Net asset value, beginning of year	$17.31	$16.53	$19.64	$19.92	$15.20		$14.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.24	0.21	0.15	(0.05)	(0.05)		(0.01)
Net gain/(loss) on securities (both realized and unrealized)	0.00	2.24	(3.01)	0.15	4.81		0.84
Total from investment operations	0.24	2.45	(2.86)	0.10	4.76		0.83
LESS DISTRIBUTIONS
Dividends from net investment income	(0.67)	(0.13)	(0.25)	(0.38)	(0.04)		(0.36)
Distributions from capital gains	(0.31)	(1.54)	—	—	—		—
Total distributions	(0.98)	(1.67)	(0.25)	(0.38)	(0.04)		(0.36)
Net asset value, end of year or period	$16.57	$17.31	$16.53	$19.64	$19.92		$15.20

Total return	1.41%	15.15%	(14.56)%	0.52%	31.29	%(e)	5.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,120	$1,306	$914	$1,260	$1,588		$1,432
Ratio of expenses to average net assets:
Before expense reimbursements	2.02%	1.94%	2.03%	1.84%	1.73	%(f)	2.54%
After expense reimbursements(g)	1.53%	1.94%	2.03%	1.81%	1.73	%(f)	1.89%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.89%	1.08%	0.86%	(0.28)%	(1.12	)%(f)	(0.74)%
After expense reimbursements	1.38%	1.08%	0.86%	(0.25)%	(1.12	)%(f)	(0.08)%
Portfolio turnover	78%	63%	49%	21%	27	%(f)	58%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Emerging Markets Fund - Class S.

(b)Fund changed its fiscal year end from September 30 to December 31.

(c)Calculated based upon average shares outstanding.

(d)Amount less than $(0.005).

(e)Not annualized.

(f)Annualized.

(g)Effective for the year ended September 30, 2020 and thereafter, CCO Fees are not included in the expense limitation. For the year ended September 30, 2020, reorganization costs not included. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(h)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Emerging Markets Fund - Class A.

16

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton International Select Equity Fund Institutional Shares	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$23.28	$20.81	$27.20	$25.77	$22.02
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.43	0.37	0.47	0.16	0.12
Net gain/(loss) on securities (both realized and unrealized)	0.44	2.53	(5.72)	1.45	3.84
Total from investment operations	0.87	2.90	(5.25)	1.61	3.96
LESS DISTRIBUTIONS
Dividends from net investment income	(0.86)	(0.43)	(1.14)	(0.18)	(0.21)
Distributions from return of capital	(0.01)	—	—	—	—
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.87)	(0.43)	(1.14)	(0.18)	(0.21)
Redemption Fees	—	—	—	—	—
Net asset value, end of year	$23.28	$23.28	$20.81	$27.20	$25.77

Total return	3.68%	13.97%	(19.29)%	6.23%	18.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$36,658	$46,806	$69,446	$149,505	$127,893
Ratio of expenses to average net assets:
Before expense reimbursements	1.26%	1.18%	1.08%	0.99%	1.04%
After expense reimbursements	0.99%	0.98%	1.00%	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.45%	1.44%	1.99%	0.61%	0.49%
After expense reimbursements	1.72%	1.64%	2.07%	0.61%	0.54%
Portfolio turnover	56%	55%	44%	46%	46%

Investor Shares	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$22.58	$20.21	$27.04	$25.62	$21.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.35	0.31	0.47	0.11	0.05
Net gain/(loss) on securities (both realized and unrealized)	0.43	2.45	(5.73)	1.42	3.80
Total from investment operations	0.78	2.76	(5.26)	1.53	3.85
LESS DISTRIBUTIONS
Dividends from net investment income	(0.78)	(0.39)	(1.57)	(0.11)	(0.14)
Distributions from return of capital	(0.01)	—	—	—	—
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.79)	(0.39)	(1.57)	(0.11)	(0.14)
Redemption Fees	—	—	—	—	—
Net asset value, end of year	$22.57	$22.58	$20.21	$27.04	$25.62

Total return	3.45%	13.64%	(19.47)%	5.97%	17.64%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,857	$5,078	$6,657	$30,219	$15,863
Ratio of expenses to average net assets:
Before expense reimbursements	1.50%	1.43%	1.33%	1.23%	1.29%
After expense reimbursements	1.24%	1.23%	1.25%	1.23%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.19%	1.29%	1.96%	0.40%	0.19%
After expense reimbursements	1.46%	1.49%	2.04%	0.40%	0.24%
Portfolio turnover	56%	55%	44%	46%	46%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

17

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Tactical Credit Fund Institutional Shares	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year	$10.04		$9.98		$11.07		$10.70		$10.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.55		0.50		0.28		0.23		0.40
Net gain/(loss) on securities (both realized and unrealized)	0.04		0.04	(b)	(1.08)		0.53		0.18
Total from investment operations	0.59		0.54		(0.80)		0.76		0.58
LESS DISTRIBUTIONS
Dividends from net investment income	(0.53)		(0.48)		(0.27)		(0.39)		(0.43)
Distributions from return of capital	(0.01)		—		(0.02)
Distributions from capital gains	—		—		—		—		—
Total distributions	(0.54)		(0.48)		(0.29)		(0.39)		(0.43)
Redemption fees	—		—		—		—		—
Net asset value, end of year	$10.09		$10.04		$9.98		$11.07		$10.70

Total return	5.93%		5.70%		(7.27)%		7.09%		5.89%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$33,316		$28,041		$32,821		$50,232		$40,473
Ratio of expenses to average net assets:
Before expense reimbursements	1.61	%(c)	1.83	%(c)	1.86	%(c)	2.13	%(c)	3.45	%(c)
After expense reimbursements	0.99	%(c)	1.23	%(c)	1.72	%(c)	2.04	%(c)	3.35	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.91%		4.44%		2.54%		1.97%		3.83%
After expense reimbursements	5.52%		5.04%		2.68%		2.06%		3.93%
Portfolio turnover	111%		187%		63%		118%		249%

18

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Investor Shares	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value, beginning of year	$10.03		$9.97		$11.05		$10.71		$10.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.54		0.47		0.25		0.21		0.36
Net gain/(loss) on securities (both realized and unrealized)	0.02		0.05	(b)	(1.07)		0.51		0.21
Total from investment operations	0.56		0.52		(0.82)		0.72		0.57
LESS DISTRIBUTIONS
Dividends from net investment income	(0.52)		(0.46)		(0.24)		(0.38)		(0.41)
Distributions from return of capital	(0.01)		—		(0.02)		—		—
Distributions from capital gains	—		—		—		—		—
Total distributions	(0.53)		(0.46)		(0.26)		(0.38)		(0.41)
Redemption fees	—		—		—		—		—
Net asset value, end of year	$10.06		$10.03		$9.97		$11.05		$10.71

Total return	5.67%		5.43%		(7.42)%		6.75%		5.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,505		$3,123		$3,523		$4,556		$6,510
Ratio of expenses to average net assets:
Before expense reimbursements	1.86	%(c)	2.13	%(c)	2.11	%(c)	2.41	%(c)	3.70	%(c)
After expense reimbursements	1.24	%(c)	1.52	%(c)	1.97	%(c)	2.31	%(c)	3.60	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.65%		4.18%		2.29%		1.83%		3.51%
After expense reimbursements	5.27%		4.79%		2.43%		1.93%		3.61%
Portfolio turnover	111%		187%		63%		118%		249%

(a)Based on average shares outstanding for the period.

(b)Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(c)If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024, 0.01% for the year ended December 31, 2023, 0.28% for the year ended December 31, 2022, 0.21% for the year ended December 31, 2021, and 1.93% for the year ended December 31, 2020, respectively.

19

SCM TrustNotes to Financial StatementsDecember 31, 2024

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of December 31, 2024, the Trust consists of ten separate series, three of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust.

The Shelton Emerging Markets Fund (“Emerging Markets Fund”) is an open-end diversified series of the Trust. The inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Emerging Markets Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on June 26, 2020. All historic performance and financial information presented is that of the ICON Emerging Markets Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Emerging Markets Fund.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversified series of the Trust. The inception date is December 12, 2013. The Fund’s investment objective is to seek current income and capital appreciation. Eﬀective July 1, 2016, Shelton Capital Management became the advisor to the Fund.

Shelton International Select Equity Fund (“International Select Fund”, and together with the Emerging Markets Fund, and the Tactical Credit Fund, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The inception date is July 18, 2016. The Fund’s investment objective is to achieve long-term capital appreciation. Eﬀective July 18, 2016, Shelton became the advisor to the Fund.

On June 3, 2020, the shareholders of the ICON International Equity Fund, a series of ICON Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton International Select Equity Fund. The International Select Fund is the performance and accounting, legal and tax survivor of the reorganization. The reorganization was effective as of the open of business on June 29, 2020.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Credit default swaps are valued by pricing services using various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Tax reclaims are recorded on ex-dividend date. The Fund Accountant reconciles reclaims on their books to the Custodian’s on a semi-annual basis and provides this reconciliation to the Fund Administrator. The reconciliation provides substantial detail about each of the receivables and this data is reviewed against Shelton’s policy to determine reclaims that should be recorded or written off. Tax reclaims which are deemed de-minimis

20

SCM TrustNotes to Financial StatementsDecember 31, 2024

or uncollectible by the Fund Administrator are not recorded. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Reported net realized gain/(loss) from futures contracts for the Shelton International Select Fund and Tactical Credit Fund are charges for the ability to trade futures in the respective funds. No futures transactions occurred during the year ended December 31, 2024.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Shelton Emerging Markets Fund seeks to replicate the performance of its sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause the Fund to underperform the overall stock market.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund. This may result in the Fund having a larger concentration in certain sectors than others at a given point in time. As of December 31, 2024, Tactical Credit Fund had 32.28% of net assets invested in the Consumer-Cyclical sector.

Cash held at broker: Cash held at broker as shown in the Statement of Assets and Liabilities represents deposits with a broker pledged as collateral to meet margin requirements. This cash is restricted from being returned until either the position is closed or requirements change.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Fund’s future tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

21

SCM TrustNotes to Financial StatementsDecember 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at December 31, 2024 using fair value hierarchy:

Emerging Markets Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$22,846,509	$598,027	$—	$23,444,536
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	99,099
Total	$22,846,509	$598,027	$—	$23,543,635

Emerging Markets Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$7,720	$—	$—	$7,720
Total	$7,720	$—	$—	$7,720

International Select Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$39,607,786	$797,370	$—	$40,405,156
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	399,044
Total	$39,607,786	$797,370	$—	$40,804,200

Tactical Credit Fund – Assets	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$555,811	$34,614,218	$—	$35,170,029
Total	$555,811	$34,614,218	$—	$35,170,029

Tactical Credit Fund – Credit Default Swaps Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$8,617	$—	$8,617
Total	$—	$8,617	$—	$8,617

(a)It is the Funds’ policy to recognize transfers in and out of Level 3 on the last day of the fiscal reporting period.

(b)All publicly traded common stocks and purchased options held by the Funds are classified as Level 1 securities, except as otherwise noted on the Portfolio of Investments for Tactical Credit Fund. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate bonds, municipal bonds, and term loans held in the Funds are Level 2 securities except as otherwise noted on the Portfolio of Investments. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(e)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Level 3 Securities
	Tactical Credit Fund
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	—
Distributions	—
Transfers into Level 3	0	*
Transfers out of Level 3	—
Ending Balance	$0

*Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

22

SCM TrustNotes to Financial StatementsDecember 31, 2024

The amount of change in unrealized appreciation/(depreciation) reflected in the Statement of Operations that is attributable to Level 3 securities still held as of year-end is $(25,260).

	Fair Value as of 12/31/2024	Unobservable Input	Valuation Techniques	Input Values	Impact to valuation from an increase to input
Tactical Credit Fund
The Bon-Ton Department Stores Inc	$—	Estimated future cash flows	Income approach	$0	Increase
CBL & Associates LP	$—	Estimated future cash flows	Income approach	$0	Increase
CHC Group LLC	$—	Estimated future cash flows	Income approach	$0	Increase
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC	$—	Estimated future cash flows	Income approach	$0	Increase
Puerto Rico Public Finance Corp	$—	Estimated future cash flows	Income approach	$0	Increase

(l) Disclosure about Derivative Instruments and Hedging Activities — The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The effect of derivative instruments on the Statements of Assets & Liabilities as of December 31, 2024:

Emerging Markets Fund
Derivatives Not Accounted for as Hedging Instruments
Variation Margin Receivable/(Payable)
Equity Contracts	$(175)
Total	$(175)

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Variation Margin Receivable/(Payable)
Credit Default Swap*	$110,360
Total	$110,360

*Includes cumulative appreciation/depreciation, unamortized upfront payments and cash held at broker (Note 1).

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Asset Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$112,500
Total	$112,500

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024:

Emerging Markets Fund
Derivatives Not Accounted for as Hedging Instruments
Amount of Realized Gain/(Loss) from futures contracts
Equity Contracts	$(12,794)
Total	$(12,794)

Amount of Change in Unrealized Appreciation/Depreciation from futures contracts
Equity Contracts	$(7,720)
Total	$(7,720)

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$(65,937)
Credit Risk
Credit Default Swap	(102,405)
Total	$(168,342)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$90,078
Credit Risk
Credit Default Swap	(9,806)
Total	$80,272

23

SCM TrustNotes to Financial StatementsDecember 31, 2024

The previously disclosed derivative instruments outstanding as of December 31, 2024, and their effect on the Statements of Operations for the year January 1, 2024 through December 31, 2024, serve as indicators of the volume of activity for futures contracts and credit default swaps. The following table indicates the average volume of derivatives for the year:

Tactical Credit Fund	Average Month End Notional Value
Purchased Options	$6,714,583
Credit Default Swaps	6,500,000

Emerging Markets Fund
Futures- Equity Contracts	183,518

(m) LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020 the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023. The remainder of LIBOR publications ended at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain. The sunset date for the transition is December 31, 2024.

(n) Credit Default Swaps — During the year ended December 31, 2024, the Shelton Tactical Credit Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the year ended December 31, 2024 are as follows:

	Contractual Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
Emerging Markets Fund*	0.97%	1.22%	5/1/25
International Select Fund	0.98%	1.23%	5/1/25
Tactical Credit Fund	0.98%	1.23%	5/1/25

*Prior to May 1, 2024, there was no expense limitation for both classes.

In accordance with the terms of the applicable management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
Emerging Markets Fund	1.00%
International Select Fund	0.74%
Tactical Credit Fund	1.17%

At December 31, 2024, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was 934,025. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/25	Expires 12/31/26	Expires 12/31/27	Total
Emerging Markets Fund	$—	$—	$126,799	$126,799
International Select Fund	95,263	118,414	122,022	335,699
Tactical Credit Fund	55,297	202,410	213,820	471,527
Total	$150,560	$320,824	$462,641	$934,025

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

24

SCM TrustNotes to Financial StatementsDecember 31, 2024

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the year ended December 31, 2024 the following were incurred:

Fund	Investor Class 12b-1 Fees
Emerging Markets Fund	$3,336
International Select Fund	11,073
Tactical Credit Fund	6,597

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$19,991,169	$25,761,036
International Select Fund	25,381,404	37,382,202
Tactical Credit Fund	33,355,925	29,807,627

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, reclassifications were as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
Emerging Markets Fund	$(109,111)	$109,111

The reclassification of net assets consists primarily of over distributions from foreign taxes paid.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2024 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Fund	$20,900,157	$3,865,781	$(1,222,904)	$2,642,877
International Select Fund	39,068,529	4,067,235	(2,340,413)	1,726,822
Tactical Credit Fund	39,400,150	592,925	(4,825,937)	(4,233,012)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2024 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Emerging Markets Fund	$(282,695)	$—	$—	$—	$2,642,877	$(228,966)	$2,131,216
International Select Fund	—	—	—	—	1,726,822	(50,029,760)	(48,302,938)
Tactical Credit Fund	—	—	—	—	(4,233,012)	(8,149,010)	(12,382,022)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax treatment of derivatives, wash sales, Passive Foreign Investment Companies, and certain other investments.

During the current year the Shelton Emerging Markets Fund deferred $193,918 of short-term and $35,048 of long-term post-October capital losses and the Tactical Credit Fund deferred $17,097 of post-October specified ordinary losses, which will be recognized on the first day of the following fiscal year.

25

SCM TrustNotes to Financial StatementsDecember 31, 2024

Capital Losses: Capital loss carry forwards, as of December 31, 2024, available to offset future capital gains, if any, are as follows:

	Emerging Markets	International Select	Tactical Credit
Long Term with no Limitation with no Limit	$—	$36,809,330	$5,182,545
Short Term with no Limitation with no Limit	—	13,175,221	2,949,368
Long Term Subject to Annual Limitation	—	—	—
Short Term Subject to Annual Limitation	—	—	—
Total	$—	$49,984,551	$7,859,544
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2024	$—	$3,569,549	$527,580

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital	Long-Term Capital Gains	Exempt- Interest Dividends	Total Distributions
Emerging Markets Fund	December 31, 2024	$939,511	$—	$408,775	$—	$1,348,286
	December 31, 2023	2,048,905	—	696,057	—	2,744,962

International Select Fund	December 31, 2024	1,438,083	15,816(a)	—	—	1,453,899
	December 31, 2023	931,628	—	—	—	931,628

Tactical Credit Fund	December 31, 2024	1,821,037	35,616(a)	—	—	1,856,653
	December 31, 2023	1,674,318	—	—	—	1,674,318

(a)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

Note 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of December 31, 2024, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
Emerging Markets Fund	$95,484	$99,099
International Select Fund	396,962	399,044

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

Note 6 – BORROWINGS

In connection with the short sale arrangement between JP Morgan and Shelton Tactical Credit Fund, the Fund may borrow in excess of the short sale proceeds. There were no borrowings during the year.

Note 7 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statement

26

Report of Independent Registered Public Accounting Firm

To the Shareholders Shelton Funds and Board of Trustees of SCM Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Shelton Emerging Markets Fund, Shelton International Select Equity Fund, and Shelton Tactical Credit Fund (the “Funds”), each a series of SCM Trust, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended September 30, 2020, and for the period October 1, 2020 through December 31, 2020, and prior were audited by other auditors whose report dated March 1, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2025

27

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable to the period covered by this Report.

Annual Financial Statements and
Additional Information

December 31, 2024

ICON Consumer Select Fund
ICON Equity Fund
ICON Equity Income Fund
ICON Flexible Bond Fund
ICON Health and Information Technology Fund
ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund

Table of Contents	December 31, 2024

See accompanying notes to financial statements.

ICON Consumer Select FundPortfolio of Investments12/31/24

Security Description	Shares	Value
Common Stock (99.87%)

Communications (14.93%)
eBay Inc	27,400	$1,697,430
Expedia Group Inc*	12,900	2,403,657
The Walt Disney Co	9,700	1,080,095
Total Communications		5,181,182

Consumer, Cyclical (27.65%)
Dana Inc	57,766	667,775
Deckers Outdoor Corp*	4,225	858,055
Gentex Corp	58,500	1,680,705
Gentherm Inc*	14,800	590,890
Lear Corp	10,300	975,410
NIKE Inc	15,400	1,165,318
Sabre Corp*	393,129	1,434,921
Skechers USA Inc*	22,700	1,526,348
Visteon Corp*	7,800	692,016
Total Consumer, Cyclical		9,591,438

Consumer, Non-cyclical (11.12%)
Global Payments Inc	12,500	1,400,750
Green Dot Corp*	94,000	1,000,160
Koninklijke Ahold Delhaize NV	44,700	1,456,773
Total Consumer, Non-cyclical		3,857,683

Financial (46.18%)
American Express Co	5,500	1,632,345
Arch Capital Group Ltd	15,200	1,403,720
Assurant Inc	5,500	1,172,710
Equitable Holdings Inc	39,200	1,849,064
Everest Group Ltd	3,200	1,159,872
The Hartford Financial Services Group Inc	15,500	1,695,700
LPL Financial Holdings Inc	6,876	2,245,083
Mastercard Inc	2,200	1,158,454
RenaissanceRe Holdings Ltd	6,500	1,617,265
Visa Inc	6,600	2,085,864
Total Financial		16,020,077

Total Common Stock (Cost $26,341,762)		34,650,380

Investment Companies (0.25%)	Shares	Value

Money Market Funds
First American Government Obligations Fund, 7-Day Yield: 4.41% (Cost $86,934)	86,934	86,934

Total Investments (Cost $26,428,697) (100.12%)		34,737,314
Liabilities in Excess of Other Assets (-0.12%)		(43,122)
Net Assets (100.00%)		$34,694,192

*Non-income producing security.

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments12/31/24

Security Description	Shares	Value
Common Stock (99.89%)

Basic Materials (7.62%)
The Chemours Co	65,800	$1,112,020
Eastman Chemical Co	13,100	1,196,292
Kaiser Aluminum Corp	21,100	1,482,697
Total Basic Materials		3,791,009

Communications (8.53%)
Extreme Networks Inc*	80,000	1,339,200
T-Mobile US Inc	7,200	1,589,256
Vodafone Group PLC	155,000	1,315,950
Total Communications		4,244,406

Consumer, Cyclical (9.32%)
Delta Air Lines Inc	26,900	1,627,450
Magna International Inc	28,200	1,178,478
NIKE Inc	14,250	1,078,298
Southwest Airlines Co	22,400	753,088
Total Consumer, Cyclical		4,637,314

Consumer, Non-cyclical (12.83%)
Anheuser-Busch InBev SA	18,300	916,281
The Boston Beer Co Inc*	3,200	959,936
Euronet Worldwide Inc*	13,350	1,372,914
Global Payments Inc	11,837	1,326,454
Performance Food Group Co*	21,375	1,807,256
Total Consumer, Non-cyclical		6,382,841

Energy (5.80%)
Baker Hughes Co	70,300	2,883,705

Financial (28.55%)
Bank of America Corp	32,488	1,427,848
Horace Mann Educators Corp	48,800	1,914,424
JPMorgan Chase & Co	6,850	1,642,014
Lazard Inc	31,600	1,626,768
Lincoln National Corp	47,900	1,518,909
LPL Financial Holdings Inc	6,800	2,220,267
Mastercard Inc	4,119	2,168,942
Truist Financial Corp	39,100	1,696,158
Total Financial		14,215,330

Industrial (22.57%)
Advanced Drainage Systems Inc	6,177	714,061
Alamo Group Inc	7,400	1,375,734
Armstrong World Industries Inc	17,750	2,508,608
Chart Industries Inc*	11,810	2,253,820
CSX Corp	36,200	1,168,174
Stanley Black & Decker Inc	12,600	1,011,654
Trinity Industries Inc	62,625	2,198,138
Total Industrial		11,230,189

Technology (2.06%)
Adobe Inc*	2,300	1,022,764

Utilities (2.61%)
Dominion Energy Inc	24,100	1,298,026

Total Common Stock (Cost $36,352,838)		49,705,584

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (Continued)12/31/24

Investment Companies (0.48%)	Shares	Value
Exchange-Traded Funds (0.43%)
Direxion Daily Small Cap Bull 3X Shares#	5,150	$215,682

Money Market Funds (0.04%)
First American Government Obligations Fund, 7-Day Yield: 4.41%	22,097	22,097

Total Investment Companies (Cost $212,531)		237,779

Collateral Received For Securities on Loan (0.37%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.41% (Cost $183,399)	183,399	183,399

Total Investments (Cost $36,748,768) (100.74%)		$50,126,762
Liabilities in Excess of Other Assets (-0.74%)		(365,873)
Net Assets (100.00%)		$49,760,889

*Non-income producing security.

#Loaned security; a portion of the security is on loan at December 31, 2024.

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments12/31/24

Security Description	Shares	Value
Common Stock (82.66%)

Basic Materials (8.68%)
The Chemours Co	103,100	$1,742,390
Huntsman Corp	62,600	1,128,678
Kaiser Aluminum Corp	12,300	864,321
Total Basic Materials		3,735,389

Communications (4.33%)
Nexstar Media Group Inc	11,800	1,864,046

Consumer, Non-Cyclical (16.77%)
Amgen Inc	8,000	2,085,120
Bristol-Myers Squibb Co	28,500	1,611,960
GSK PLC	35,800	1,210,756
Ingredion Inc	10,600	1,458,136
Perrigo Co PLC	33,000	848,430
Total Consumer, Non-Cyclical		7,214,402

Financial (28.25%)
Horace Mann Educators Corp	42,300	1,659,429
ING Groep NV	135,200	2,118,584
KeyCorp	107,600	1,844,264
Lazard Inc	27,400	1,410,552
Lincoln National Corp	46,700	1,480,857
OneMain Holdings Inc	32,800	1,709,864
The Western Union Co	182,500	1,934,500
Total Financial		12,158,050

Industrial (8.95%)
Lockheed Martin Corp	4,400	2,138,136
Trinity Industries Inc	48,800	1,712,880
Total Industrial		3,851,016

Utilities (15.68%)
DTE Energy Co	18,700	2,258,025
Evergy Inc	31,900	1,963,445
National Fuel Gas Co	19,400	1,177,192
Portland General Electric Co	30,900	1,347,858
Total Utilities		6,746,520

Total Common Stock (Cost $32,786,440)		35,569,423

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Continued)12/31/24

Corporate Debt (13.92%)	Par Value	Value
Consumer, Cyclical (10.10%)
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	$412,698	$402,690
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	520,434	514,642
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	314,750	294,375
American Airlines 2017-2 Class B, 3.700%, 10/15/2025	171,405	169,333
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	377,927	335,189
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	142,681	133,876
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 1/11/2032	615,000	568,543
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	400,476	353,198
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	312,000	313,980
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	630,641	591,628
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	354,992	323,840
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	367,506	341,923
Total Consumer, Cyclical		4,343,217

Consumer, Non-Cyclical (2.15%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	244,753
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	181,679
Williams Scotsman Inc, 6.125%, 6/15/2025 (144A)	500,000	498,126
Total Consumer, Non-Cyclical		924,558

Energy (0.58%)
NuStar Logistics LP, 6.375%, 10/1/2030	250,000	250,678

Financial (0.51%)
Credit Acceptance Corp, 6.625%, 3/15/2026	220,000	219,991

Industrial (0.58%)
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	250,625

Total Corporate Debt (Cost $5,794,326)		5,989,069

Asset Backed Securities (0.52%)
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A)	250,000	224,418
Total Asset Backed Securities (Cost $222,766)		224,418

Investment Companies (3.22%)	Shares	Value
Mutual Funds (0.91%)
RiverNorth Capital and Income Fund	25,422	392,511

Money Market Funds (2.31%)
First American Government Obligations Fund, 7-Day Yield: 4.41%	994,481	994,481

Total Investment Companies (Cost $1,375,429)		1,386,992

Total Investments (Cost $40,178,961) (100.32%)		$43,169,902
Liabilities in Excess of Other Assets (-0.32%)		(139,336)
Net Assets (100.00%)		$43,030,566

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2024, these securities had a total aggregate market value of $1,973,810 which represented approximately 4.59% of net assets.

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments12/31/24

Security Description	Shares	Value
Common Stock (4.37%)

Financial (4.37%)
AGNC Investment Corp#	377,127	$3,473,340
Annaly Capital Management Inc	317,277	5,806,169
Barings BDC Inc	269,302	2,577,220
Goldman Sachs BDC Inc	291,903	3,532,026
Total Common Stock (Cost $16,134,844)		15,388,755

Corporate Debt (65.81%)
Basic Materials (0.46%)
Mercer International Inc, 12.875%, 10/1/2028 (144A)	1,500,000	1,614,681

Communications (1.99%)
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 3/1/2030 (144A)	2,000,000	1,826,332
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028*	4,315,000	4,120,825
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	1,059,226
Total Communications		7,006,383

Consumer, Cyclical (17.33%)
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	741,201	707,762
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	1,867,873	1,822,576
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	8,569,821	8,474,448
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,194,632	1,148,273
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	1,240,115	1,159,839
American Airlines 2017-2 Class B, 3.700%, 10/15/2025	685,619	677,331
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	2,947,834	2,614,471
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	7,970,156	7,478,329
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	3,485,000	3,221,742
Aptiv Swiss Holdings Ltd, 6.875%, 12/15/2054(a)	2,500,000	2,436,290
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,157,737	1,903,005
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 9/15/2031 (144A)	1,478,295	1,385,695
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,751,005
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	936,000	941,939
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	2,495,238	2,542,669
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	1,728,127	1,756,602
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	1,500,000	1,509,454
Sizzling Platter LLC / Sizzling Platter Finance Corp, 8.500%, 11/28/2025 (144A)	1,000,000	998,006
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	7,567,694	7,099,526
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 1/7/2026	2,216,435	2,173,975
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	6,505,576	5,934,685
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	766,077	755,219
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	2,727,320	2,537,466
Total Consumer, Cyclical		61,030,307

Consumer, Non-cyclical (5.05%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,223,767
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,193,894
CVS Pass-Through Trust, 7.507%, 1/10/2032 (144A)	3,446,877	3,629,097
CVS Pass-Through Trust Series 2013, 4.704%, 1/10/2036 (144A)	629,930	584,093
Embecta Corp, 5.000%, 2/15/2030 (144A)	2,000,000	1,842,600
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 14.750%, 11/14/2028 (144A)	2,000,000	2,139,033
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,115,832
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	4,950,000	5,062,889
Total Consumer, Non-cyclical		17,791,205

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued)12/31/24

Security Description	Par Value	Value
Energy (6.35%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	$3,991,041
Cimarex Energy Co, 4.375%, 3/15/2029	3,000,000	2,757,120
Enbridge Inc, 8.250%, 1/15/2084(a)	1,000,000	1,045,620
Enbridge Inc, 6.000%, 1/15/2077(a)	3,000,000	2,971,194
Energy Transfer LP, 6.000%, 2/1/2029 (144A)	3,000,000	3,042,918
Enterprise Products Operating LLC, 7.733%, 8/16/2077(a)	1,711,000	1,700,304
EQM Midstream Partners LP, 7.500%, 6/1/2027 (144A)	1,000,000	1,019,702
Northern Oil & Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,269,157
NuStar Logistics LP, 6.375%, 10/1/2030	2,000,000	2,005,427
Summit Midstream Holdings LLC, 8.625%, 10/31/2029 (144A)	2,475,000	2,566,922
Total Energy		22,369,405

Financial (23.91%)
The Allstate Corp, 7.723%, 8/15/2053(a)	900,000	900,125
Aretec Group Inc, 10.000%, 8/15/2030 (144A)	1,500,000	1,638,180
The Bank of Nova Scotia, 4.900%(a),(b)	2,500,000	2,473,987
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,368,430
The Charles Schwab Corp, 4.000%(a),(b)	5,000,000	4,841,026
The Charles Schwab Corp, 5.375%(a),(b)	3,500,000	3,478,134
Citigroup Inc, 7.125%(a),(b)	3,500,000	3,571,052
Citigroup Inc, 3.875%(a),(b)	3,000,000	2,912,761
Citigroup Inc, 4.700%(a),(b)	2,000,000	1,987,413
Corebridge Financial Inc, 6.875%, 12/15/2052(a)	4,000,000	4,104,428
Credit Acceptance Corp, 6.625%, 3/15/2026	2,600,000	2,599,898
Discover Financial Services, 5.500%#,(a),(b)	2,000,000	1,946,869
Enstar Finance LLC, 5.500%, 1/15/2042(a)	2,500,000	2,387,228
F&G Annuities & Life Inc, 6.500%, 6/4/2029	2,000,000	2,042,753
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	316,000	315,981
Fifth Third Bancorp, 7.719%(a),(b)	6,718,000	6,689,716
Fifth Third Bancorp, 7.623%(a),(b)	500,000	498,740
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	2,054,705
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 6/15/2027 (144A)	2,000,000	2,084,398
HSBC Holdings PLC, 7.399%, 11/13/2034(a)	1,000,000	1,087,050
Hunt Cos Inc, 5.250%, 4/15/2029 (144A)	1,000,000	947,849
Huntington Bancshares Inc/OH, 4.450%(a),(b)	2,000,000	1,910,230
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 6/15/2030	3,000,000	2,879,306
JPMorgan Chase & Co, 4.000%(a),(b)	2,195,000	2,172,919
JPMorgan Chase & Co, 4.600%(a),(b)	3,000,000	2,986,608
MetLife Inc, 10.750%, 8/1/2039	2,000,000	2,669,086
The PNC Financial Services Group Inc, 3.400%(a),(b)	3,500,000	3,285,180
Sammons Financial Group Inc, 4.750%, 4/8/2032 (144A)	2,500,000	2,287,437
Talcott Resolution Life Inc, 7.650%, 6/15/2027	3,000,000	3,046,420
Truist Financial Corp, 5.125%(a),(b)	2,000,000	1,954,232
UIRC-GSA Holdings II LLC, 4.250%, 6/30/2025 (144A)	2,000,000	1,980,217
Wells Fargo & Co, 6.850%(a),(b)	2,000,000	2,064,301
Wells Fargo & Co, 3.900%(a),(b)	4,100,000	3,981,937
Total Financial		84,148,596

Government (2.14%)
Farm Credit Bank of Texas, 7.75%(b)	7,165,000	7,529,011

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued)12/31/24

Security Description	Par Value	Value
Industrial (4.25%)
AerCap Global Aviation Trust, 6.500%, 6/15/2045 (144A)(a)	4,510,000	$4,500,138
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,940,622
Danaos Corp, 8.500%, 3/1/2028 (144A)	2,010,000	2,060,479
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/2028 (144A)	4,000,000	3,912,045
MasTec Inc, 6.625%, 8/15/2029 (144A)	1,250,000	1,253,125
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,288,669
Total Industrial		14,955,078

Technology (0.91%)
Dell Inc, 7.100%, 4/15/2028	3,000,000	3,192,684

Utilities (3.42%)
American Electric Power Co Inc, 7.050%, 12/15/2054(a)	2,000,000	2,067,656
Calpine Corp, 5.250%, 6/1/2026 (144A)	233,000	232,710
Dominion Energy Inc, 4.350%(a),(b)	3,000,000	2,911,567
Entergy Corp, 7.125%, 12/1/2054(a)	4,000,000	4,067,245
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,432,543
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,345,741
Total Utilities		12,057,462

Total Corporate Debt (Cost $228,841,289)		231,694,812

Asset Backed Securities (9.59%)
Finance of America Structured Securities Trust 2022-S3, 2.000%, 6/25/2052 (144A)(a)	4,556,712	4,458,133
Finance of America Structured Securities Trust Series 2022-S1, 2.000%, 2/25/2052 (144A)	9,256,049	9,028,602
Frontier Issuer LLC, 11.160%, 6/20/2054 (144A)	3,000,000	3,350,950
Frontier Issuer LLC, 11.500%, 8/20/2053 (144A)	6,000,000	6,388,524
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A)	6,750,000	6,059,276
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, 10/20/2061 (144A)	2,000,000	1,843,929
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,634,132
Total Asset Backed Securities (Cost $33,820,958)		33,763,546

Preferred Stock (9.18%)
Argo Group US Inc, 6.500%	546,834	12,227,208
Bank of America Corp, 7.250%#	2,733	3,332,210
Capital One Financial Corp, 5.000%	162,077	3,082,705
Raymond James Financial Inc, 6.375%	38,508	966,050
UMH Properties Inc, 6.375%	390,408	8,905,206
Wells Fargo & Co, 7.500%	3,189	3,808,655
Total Preferred Stock (Cost $32,701,169)		32,322,034

Investment Companies (10.28%)
Exchange-Traded Funds (2.62%)
iShares 20+ Year Treasury Bond ETF	47,500	4,148,175
Invesco Senior Loan ETF	240,582	5,069,063
Total Exchange Traded Funds		9,217,238

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Continued)12/31/24

Security Description	Shares	Value
Mutual Funds (4.60%)
Eaton Vance California Municipal Bond Fund	324,891	$2,979,251
High Income Securities Fund	88,878	580,373
Highland Opportunities and Income Fund	524,518	2,722,248
Invesco Pennsylvania Value Municipal Income Trust	19,690	202,610
MFS High Yield Municipal Trust	821,456	2,891,525
MFS Investment Grade Municipal Trust	244,295	1,951,917
The New America High Income Fund Inc	290,157	2,370,583
Pioneer Municipal High Income Advantage Fund Inc	94,157	793,744
RiverNorth Capital and Income Fund	111,230	1,717,369
Total Mutual Funds		16,209,620

Money Market Funds (3.06%)
First American Government Obligations Fund, 7-Day Yield: 4.41% (Cost $10,757,782)	10,757,782	10,757,782

Total Investment Companies (Cost $36,183,185)		36,184,640

Collateral Received For Securities on Loan (1.43%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.41% (Cost $5,051,769)	5,051,769	5,051,769

Total Investments (Cost $352,733,214) (100.66%)		$354,405,557
Liabilities in Excess of Other Assets (-0.66%)		(2,333,839)
Net Assets (100.00%)		$352,071,718

#Loaned security; a portion of the security is on loan at December 31, 2024.

*Security is illiquid.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2024, these securities had a total aggregate market value of $94,901,926 which represented approximately 26.96% of net assets.

(a)Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See accompanying notes to financial statements.

ICON Health and Information Technology FundPortfolio of Investments12/31/24

Security Description	Shares	Value
Common Stock (98.18%)

Communications (29.46%)
Alphabet Inc	22,300	$4,246,812
Arista Networks Inc*	43,600	4,819,108
CDW Corp	11,800	2,053,672
Cisco Systems Inc	65,390	3,871,088
Meta Platforms Inc	8,600	5,035,386
Palo Alto Networks Inc*	20,419	3,715,441
Total Communications		23,741,507

Consumer, Non-cyclical (25.00%)
BioMarin Pharmaceutical Inc*	13,000	854,490
Elevance Health Inc	6,773	2,498,560
Encompass Health Corp	35,840	3,309,824
HCA Healthcare Inc	8,000	2,401,200
LiveRamp Holdings Inc*	135,000	4,099,950
Merck & Co Inc	18,000	1,790,640
Molina Healthcare Inc*	12,300	3,579,915
UnitedHealth Group Inc	3,184	1,610,658
Total Consumer, Non-cyclical		20,145,237

Industrial (9.08%)
TD SYNNEX Corp	34,000	3,987,520
Universal Display Corp	22,784	3,331,021
Total Industrial		7,318,541

Technology (34.64%)
Autodesk Inc*	13,500	3,990,195
Fortinet Inc*	55,000	5,196,399
Globant SA*	15,485	3,320,294
Pegasystems Inc	28,000	2,609,600
Salesforce Inc	12,900	4,312,857
ServiceNow Inc*	3,524	3,735,863
Taiwan Semiconductor Manufacturing Co Ltd	24,000	4,739,760
Total Technology		27,904,968

Total Common Stock (Cost $60,272,242)		79,110,253

Total Investments (Cost $60,272,242) (98.18%)		$79,110,253
Other Net Assets (1.82%)		1,465,815
Net Assets (100.00%)		$80,576,068

*Non-income producing security.

See accompanying notes to financial statements.

ICON Natural Resources and Infrastructure FundPortfolio of Investments12/31/24

Security Description	Shares	Value
Common Stock (96.35%)

Basic Materials (16.84%)
Carpenter Technology Corp	17,500	$2,969,925
The Chemours Co	192,000	3,244,800
Compass Minerals International Inc	475,000	5,343,750
Eastman Chemical Co	27,000	2,465,640
Ingevity Corp*	21,000	855,750
Kaiser Aluminum Corp	24,000	1,686,480
Radius Recycling Inc	285,000	4,337,700
Total Basic Materials		20,904,045

Consumer, Cyclical (8.46%)
Alaska Air Group Inc*	95,000	6,151,250
OPENLANE Inc*	140,000	2,777,600
WW Grainger Inc	1,500	1,581,075
Total Basic Materials		10,509,925

Consumer, Non-Cyclical (1.00%)
Heidrick & Struggles International Inc	28,000	1,240,680

Energy (11.83%)
DNOW Inc*	195,000	2,536,950
Enterprise Products Partners LP	132,000	4,139,520
Sunoco LP	36,000	1,851,840
TETRA Technologies Inc*	664,000	2,377,120
YPF SA*	89,000	3,783,390
Total Energy		14,688,820

Industrial (41.92%)
3M Co	33,000	4,259,970
Applied Industrial Technologies Inc	4,900	1,173,403
Armstrong World Industries Inc	20,000	2,826,600
Carlisle Cos Inc	4,300	1,586,012
Cemex SAB de CV	650,000	3,666,000
Chart Industries Inc*	12,000	2,290,080
Clean Harbors Inc*	7,000	1,610,980
EMCOR Group Inc	11,700	5,310,630
Forward Air Corp*,#	128,000	4,128,000
Granite Construction Inc	16,000	1,403,360
Kornit Digital Ltd*	200,000	6,190,000
Louisiana-Pacific Corp	19,700	2,039,935
Masco Corp	34,000	2,467,380
Tetra Tech Inc	115,000	4,581,600
Valmont Industries Inc	5,750	1,763,353
ZTO Express Cayman Inc	345,000	6,744,749
Total Industrial		52,042,052

Technology (4.23%)
3D Systems Corp*	1,600,000	5,248,000

Utilities (12.07%)
National Fuel Gas Co	60,000	3,640,800
New Jersey Resources Corp	84,000	3,918,600
ONE Gas Inc	38,000	2,631,500
Southwest Gas Holdings Inc	41,000	2,899,110
Spire Inc	28,000	1,899,240
Total Utilities		14,989,250

Total Common Stock (Cost $114,564,281)		119,622,772

See accompanying notes to financial statements.

ICON Natural Resources and Infrastructure FundPortfolio of Investments (Continued)12/31/24

Security Description	Shares	Value
Investment Companies (3.76%)

Exchange-Traded Funds (1.30%)
Direxion Daily Small Cap Bull 3X Shares#	38,500	$1,612,380

Money Market Funds (2.46%)
First American Government Obligations Fund, 7-Day Yield: 4.41% (Cost $3,060,279)	3,060,279	3,060,279

Total Investment Companies (Cost $4,817,508)		4,672,659

Collateral Received For Securities on Loan (1.42%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.41% (Cost $1,760,613)	1,760,613	1,760,613

Total Investments (Cost $121,142,402) (101.53%)		$126,056,044
Liabilities in Excess of Other Assets (-1.53%)		(1,897,547)
Net Assets (100.00%)		$124,158,497

*Non-income producing security.

#Loaned security; a portion of the security is on loan at December 31, 2024.

See accompanying notes to financial statements.

ICON Utilities and Income FundPortfolio of Investments12/31/24

Security Description	Shares	Value
Common Stock (94.75%)

Communications (9.59%)
T-Mobile US Inc	5,700	$1,258,161
Vodafone Group PLC	98,000	832,020
Total Utilities		2,090,181

Utilities (85.16%)
ALLETE Inc	18,000	1,166,400
Ameren Corp	12,319	1,098,116
American Electric Power Co Inc	12,240	1,128,895
Atmos Energy Corp	9,500	1,323,065
Black Hills Corp	15,200	889,504
CMS Energy Corp	12,200	813,130
Consolidated Edison Inc	11,100	990,453
DTE Energy Co	7,399	893,429
Evergy Inc	16,900	1,040,195
Eversource Energy	18,000	1,033,740
National Fuel Gas Co	18,341	1,112,932
New Jersey Resources Corp	21,000	979,650
NextEra Energy Inc	17,500	1,254,575
NiSource Inc	30,000	1,102,800
ONE Gas Inc	13,700	948,725
Portland General Electric Co	10,300	449,286
Spire Inc	16,000	1,085,280
Xcel Energy Inc	18,600	1,255,872
Total Utilities		18,566,047

Total Common Stock (Cost $18,973,751)		20,656,228

Money Market Funds (5.38%)
First American Government Obligations Fund, 7-Day Yield: 4.41% (Cost $1,172,647)	1,172,647	1,172,647
		1,172,647

Total Investments (Cost $20,146,398) (100.13%)		21,828,875
Liabilities in Excess of Other Assets (-0.13%)		(29,055)
Net Assets (100.00%)		$21,799,820

See accompanying notes to financial statements.

Statements of Assets & Liabilities December 31, 2024

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources And Infrastructure Fund	Icon Utilities And Income Fund
Assets
Investments in securities
Cost of investments	$26,428,697	$36,748,768	$40,178,961	$352,733,214	$60,272,242	$121,142,402	$20,146,398
Fair value of investments (Note 1)*	34,737,314	50,126,762	43,169,902	354,405,557	79,110,253	126,056,044	21,828,875
Cash	—	—	—	—	1,553,486	—	—
Interest receivable	613	106	88,468	2,873,122	1,197	5,357	1,380
Dividend receivable	19,070	58,163	59,752	452,015	31,559	119,938	83,741
Receivable from investment advisor	—	—	—	20,342	—	—	—
Receivable for fund shares sold	8	124	4,544	231,087	33,853	28,546	1,011
Receivable for investment securities sold	—	—	—	182,321	—	—	—
Securities lending income receivable	—	36	362	4,292	6	1,078	—
Reclaim receivable	—	5,894	14,908	—	—	—	—
Prepaid expenses	34,522	24,231	14,842	46,090	37,932	51,655	6,146
Total assets	$34,791,527	$50,215,316	$43,352,778	$358,214,826	$80,768,286	$126,262,618	$21,921,153

Liabilities
Collateral for securities loaned	—	183,399	—	5,051,769	—	1,760,613	—
Payable to investment advisor	30,915	33,905	29,239	183,342	72,540	112,744	19,822
Payable for fund shares purchased	1,752	39,795	43,089	373,911	40,883	89,508	10,667
Payable for securities purchased	—	—	—	230,801	—	—	—
Distributions payable	—	16,200	24,670	161,077	—	33,894	15,823
Dividend payable	—	2,713	269	—	—	—	1,715
Accrued 12b-1 fees	394	3,242	2,840	6,632	299	1,208	870
Accrued administration fees	2,852	4,170	3,596	28,186	6,691	10,399	1,828
Accrued audit fees	8,142	31,485	31,640	42,697	19,726	26,045	17,819
Accrued CCO fees	161	5,492	7,832	6,162	292	1,800	954
Accrued custody fees	—	2,715	5,390	—	—	—	484
Accrued fund accounting fees	—	17,638	28,186	3,872	—	—	6,778
Accrued printing fees	—	9,034	6,487	—	—	—	—
Accrued state registration fees	40,084	54,074	70,132	—	30,795	15,958	21,582
Accrued transfer agent fees	10,318	38,865	52,371	37,854	15,017	43,941	16,843
Accrued trustee fees	—	4,952	5,737	644	—	—	1,580
Other accrued expenses	2,717	6,748	10,734	16,161	5,975	8,011	4,568
Total liabilities	97,335	454,427	322,212	6,143,108	192,218	2,104,121	121,333

Commitments and contingencies (Note 2)

Net assets	$34,694,192	$49,760,889	$43,030,566	$352,071,718	$80,576,068	$124,158,497	$21,799,820

Net assets at December 31, 2024 consist of
Paid-in capital	$27,588,266	$36,777,853	$43,059,583	$364,148,314	$56,910,293	$319,877,252	$21,454,033
Distributable earnings/(loss)	7,105,926	12,983,036	(29,017)	(12,076,596)	23,665,775	(195,718,755)	345,787
Total net assets	$34,694,192	$49,760,889	$43,030,566	$352,071,718	$80,576,068	$124,158,497	$21,799,820

Net assets
Institutional Shares	$32,917,988	$35,502,852	$30,641,651	$320,697,104	$79,206,866	$118,839,763	$17,923,076
Investor Shares	$1,776,204	$14,258,037	$12,388,915	$31,374,614	$1,369,202	$5,318,734	$3,876,744

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	3,384,694	1,348,165	1,905,917	37,018,507	5,001,966	6,918,797	1,906,716
Investor Shares (no par value, unlimited shares authorized)	185,983	581,930	774,014	3,647,237	96,094	315,230	425,288

Net asset value per share
Institutional Shares	$9.73	$26.33	$16.08	$8.66	$15.84	$17.18	$9.40
Investor Shares	$9.55	$24.50	$16.01	$8.60	$14.25	$16.87	$9.12

*Securities are on loan in the amount of $—, $179,665, $—, $4,913,519, $—, $1,711,925, and $— respectfully.

See accompanying notes to financial statements.

Statements of Operations For the Year Ended December 31, 2024

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
Investment income
Interest income	$23,478	$77,645	$751,378	$14,813,595	$30,203	$141,300	$19,808
Dividend income (net of foreign tax withheld: $-, $17,331, $37,921, $-, $15,434, $27,762, $2,511 respectively)	495,718	903,190	1,733,111	8,031,025	689,288	2,468,732	840,614
Income from securities lending, net	287	2,043	15,449	69,021	143	7,031	—
Total	519,483	982,878	2,499,938	22,913,641	719,634	2,617,063	860,422

Expenses
Management fees (Note 2)	418,776	393,576	356,764	1,821,956	867,964	1,225,811	221,981
Administration fees (Note 2)	38,868	48,689	44,137	281,580	80,531	113,693	20,591
Transfer agent fees	26,796	43,452	45,800	123,832	47,709	94,458	21,166
Accounting services	21,539	28,951	37,321	64,084	24,353	28,317	21,923
Custodian fees	7,917	5,156	4,063	20,126	7,630	5,308	1,356
Legal and audit fees	21,714	31,859	35,958	76,092	27,516	37,445	23,419
CCO fees (Note 2)	3,709	6,131	5,719	28,053	7,370	10,701	2,318
Trustees fees	6,433	8,315	8,462	6,514	6,113	6,163	7,275
Insurance	854	1,593	1,506	8,509	1,921	2,932	655
Printing	14,861	25,131	28,463	38,158	20,491	34,210	14,119
Registration and dues	19,068	33,059	26,828	83,294	25,603	42,263	32,648
Investor Class 12b-1 fees (Note 2)	4,734	36,901	35,387	57,805	3,725	13,885	9,535
Total expenses	585,269	662,813	630,408	2,610,003	1,120,926	1,615,186	376,986
Less reimbursement from manager (Note 2)	—	—	—	(244,484)	—	—	—
Net expenses	585,269	662,813	630,408	2,365,519	1,120,926	1,615,186	376,986
Net investment income/(loss)	(65,786)	320,065	1,869,530	20,548,122	(401,292)	1,001,877	483,436

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	5,506,781	5,504,365	(635,383)	(565,232)	5,188,296	18,114,166	(26,109)
Change in unrealized appreciation/(depreciation) of investments	(987,525)	(3,084,670)	1,523,951	3,691,922	6,456,788	(5,479,299)	2,622,376
Net realized and unrealized gain/(loss) on investments	4,519,256	2,419,695	888,568	3,126,690	11,645,084	12,634,867	2,596,267
Net increase/(decrease) in net assets resulting from operations	$4,453,470	$2,739,760	$2,758,098	$23,674,812	$11,243,792	$13,636,744	$3,079,703

See accompanying notes to financial statements.

Statement of Changes in Net Assets December 31, 2024

	Icon Consumer Select Fund		Icon Equity Fund		Icon Equity Income Fund		Icon Flexible Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income/(loss)	$(65,786)	$35,367	$320,065	$357,432	$1,869,530	$2,640,823	$20,548,122	$12,452,813
Net realized gain/(loss) from security transactions and foreign currency	5,506,781	2,181,318	5,504,365	1,464,645	(635,383)	(1,156,648)	(565,232)	(4,141,564)
Change in unrealized appreciation/(depreciation) of investments	(987,525)	5,496,392	(3,084,670)	4,579,142	1,523,951	1,122,770	3,691,922	9,279,828
Net increase/(decrease) in net assets resulting from operations	4,453,470	7,713,077	2,739,760	6,401,219	2,758,098	2,606,945	23,674,812	17,591,077

Distributions to shareholders
Distributions
Institutional Shares	(5,056,524)	(3,078,408)	(3,816,102)	(1,921,717)	(1,390,205)	(1,984,737)	(18,908,583)	(12,422,492)
Investor Shares	(268,477)	(136,367)	(1,566,054)	(710,441)	(551,690)	(819,113)	(1,479,685)	(669,757)
Institutional Return of capital	—	—	—	—	—	—	—	(21,376)
Investor Return of capital	—	—	—	—	—	—	—	(1,152)
Total Distributions	(5,325,001)	(3,214,775)	(5,382,156)	(2,632,158)	(1,941,895)	(2,803,850)	(20,388,268)	(13,114,777)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(10,709,668)	(4,207,098)	(4,653,267)	(4,932,362)	(10,856,289)	(9,915,190)	95,339,912	91,599,736
Total increase/(decrease)	(11,581,199)	291,204	(7,295,663)	(1,163,301)	(10,040,086)	(10,112,095)	98,626,456	96,076,036

Net assets
Beginning of year	46,275,391	45,984,187	57,056,552	58,219,853	53,070,652	63,182,747	253,445,262	157,369,226
End of year	$34,694,192	$46,275,391	$49,760,889	$57,056,552	$43,030,566	$53,070,652	$352,071,718	$253,445,262

See accompanying notes to financial statements.

Statement of Changes in Net Assets December 31, 2024 (Continued)

	Icon Health & Information Technology Fund		Icon Natural Resources and Infrastructure Fund		Icon Utilities and Income Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income/(loss)	$(401,292)	$(26,568)	$1,001,877	$1,579,239	$483,436	$745,943
Net realized gain/(loss) from security transactions and foreign currency	5,188,296	7,898,631	18,114,166	3,197,075	(26,109)	(941,672)
Change in unrealized appreciation/(depreciation) of investments	6,456,788	3,174,218	(5,479,299)	6,333,211	2,622,376	(3,878,854)
Net increase/(decrease) in net assets resulting from operations	11,243,792	11,046,281	13,636,744	11,109,525	3,079,703	(4,074,583)

Distributions to shareholders
Distributions
Institutional Shares	(4,339,166)	(9,811,110)	(10,078,825)	(6,934,327)	(453,160)	(645,122)
Investor Shares	(79,717)	(188,652)	(444,050)	(358,293)	(86,182)	(139,570)
Institutional Return of capital	—	—	—	(45,838)	—	—
Investor Return of capital	—	—	—	(2,368)	—	—
Total Distributions	(4,418,883)	(9,999,762)	(10,522,875)	(7,340,826)	(539,342)	(784,692)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(14,553,051)	(5,317,201)	12,741,237	(9,111,717)	(3,966,139)	(7,589,070)
Total increase/(decrease)	(7,728,142)	(4,270,682)	15,855,106	(5,343,018)	(1,425,778)	(12,448,345)

Net assets
Beginning of year	88,304,210	92,574,892	108,303,391	113,646,409	23,225,598	35,673,943
End of year	$80,576,068	$88,304,210	$124,158,497	$108,303,391	$21,799,820	$23,225,598

See accompanying notes to financial statements.

Statement of Changes in Net Assets December 31, 2024 (Continued)

Icon Consumer Select Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	147,745	$1,557,617	397,610	$3,940,536	974	$9,661	837	$8,195
Shares issued in reinvestment of distributions	474,356	4,762,537	301,895	2,962,686	26,056	256,908	13,480	130,482
Shares repurchased	(1,624,365)	(16,874,711)	(1,097,313)	(10,931,884)	(39,560)	(421,680)	(32,296)	(317,113)
Net increase/(decrease)	(1,002,264)	$(10,554,557)	(397,808)	$(4,028,662)	(12,530)	$(155,111)	(17,979)	$(178,436)

Icon Equity Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	142,887	$3,823,202	87,581	$2,336,810	4,352	$113,890	3,368	$85,532
Shares issued in reinvestment of distributions	124,796	3,550,491	68,608	1,809,063	57,763	1,528,914	28,127	691,205
Shares repurchased	(422,722)	(11,700,579)	(275,128)	(7,369,553)	(76,237)	(1,969,185)	(99,171)	(2,485,419)
Net increase/(decrease)	(155,039)	$(4,326,886)	(118,939)	$(3,223,680)	(14,122)	$(326,381)	(67,676)	$(1,708,682)

Icon Equity Income Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	226,600	$3,637,031	389,586	$6,175,981	3,059	$48,804	6,005	$95,272
Shares issued in reinvestment of distributions	83,792	1,345,312	124,712	1,938,440	30,979	495,111	47,856	740,219
Shares repurchased	(748,688)	(11,970,477)	(811,326)	(12,693,814)	(275,356)	(4,412,070)	(393,541)	(6,171,288)
Net increase/(decrease)	(438,296)	$(6,988,134)	(297,028)	$(4,579,393)	(241,318)	$(3,868,155)	(339,680)	$(5,335,797)

Icon Flexible Bond Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	14,890,576	$128,942,275	13,495,578	$114,301,585	2,424,858	$20,880,328	2,001,838	$16,920,374
Shares issued in reinvestment of distributions	1,916,863	16,537,710	1,296,985	10,952,076	165,284	1,416,330	74,559	624,981
Shares repurchased	(7,310,245)	(63,345,143)	(5,224,074)	(44,146,091)	(1,056,800)	(9,091,588)	(839,249)	(7,053,189)
Net increase/(decrease)	9,497,194	$82,134,842	9,568,489	$81,107,570	1,533,342	$13,205,070	1,237,148	$10,492,166

Icon Health & Information Technology Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	88,559	$1,396,965	176,461	$2,664,333	5,606	$79,689	4,135	$55,164
Shares issued in reinvestment of distributions	257,542	4,177,337	681,007	9,500,048	5,183	75,674	14,331	181,429
Shares repurchased	(1,247,872)	(19,831,838)	(1,142,552)	(17,202,334)	(31,190)	(450,878)	(37,821)	(515,841)
Net increase/(decrease)	(901,771)	$(14,257,536)	(285,084)	$(5,037,953)	(20,401)	$(295,515)	(19,355)	$(279,248)

See accompanying notes to financial statements.

Statement of Changes in Net Assets December 31, 2024 (Continued)

Icon Natural Resources and Infrastructure Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,499,894	$26,673,318	521,717	$8,814,144	38,240	$683,159	20,650	$336,196
Shares issued in reinvestment of distributions	519,119	9,692,253	426,553	6,740,790	22,466	412,218	21,462	332,935
Shares repurchased	(1,290,904)	(23,308,634)	(1,442,103)	(23,836,569)	(79,508)	(1,411,077)	(92,805)	(1,499,213)
Net increase/(decrease)	728,109	$13,056,937	(493,833)	$(8,281,635)	(18,802)	$(315,700)	(50,693)	$(830,082)

Icon Utilities and Income Fund	Institutional Shares				Investor Shares
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	184,992	$1,706,109	291,424	$2,627,227	16,360	$140,035	22,828	$206,322
Shares issued in reinvestment of distributions	46,581	419,717	69,018	604,211	7,416	65,077	7,695	64,710
Shares repurchased	(669,150)	(5,882,069)	(1,102,562)	(9,754,801)	(47,184)	(415,008)	(152,482)	(1,336,739)
Net increase/(decrease)	(437,577)	$(3,756,243)	(742,120)	$(6,523,363)	(23,408)	$(209,896)	(121,959)	$(1,065,707)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Icon Consumer Select Fund
Institutional Shares(a)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$10.10	$9.20	$12.06	$10.90	$9.46		$10.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.02)	0.01	(0.01)	(0.06)	(0.01)		0.03
Net gain/(loss) on securities (both realized and unrealized)	1.33	1.63	(1.22)	2.54	1.45		(1.09)
Total from investment operations	1.31	1.64	(1.23)	2.48	1.44		(1.06)
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.01)	—	—	—		(0.08)
Distributions from capital gains	(1.68)	(0.73)	(1.63)	(1.32)	—		(0.15)
Total distributions	(1.68)	(0.74)	(1.63)	(1.32)	—		(0.23)
Net asset value, end of year or period	$9.73	$10.10	$9.20	$12.06	$10.90		$9.46

Total return	12.48%	18.06%	(10.56)%	22.80%	15.22	%(c)	(10.29)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$32,918	$44,297	$44,014	$60,747	$53,198		$48,832
Ratio of expenses to average net assets:
Before expense reimbursements	1.39%	1.27%	1.33%	1.32%	1.32	%(d)	1.56%
After expense reimbursements(e)	1.39%	1.27%	1.33%	1.32%	1.32	%(d)	1.52%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.15)%	0.09%	(0.13)%	(0.48)%	(0.48	)%(d)	0.28%
After expense reimbursements	(0.15)%	0.09%	(0.13)%	(0.48)%	(0.48	)%(d)	0.33%
Portfolio turnover	15%	23%	40%	40%	14	%(c)	82%

Investor Shares(f)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$9.97	$9.10	$11.98	$10.87	$9.44		$10.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.04)	(0.02)	(0.04)	(0.09)	(0.02)		—
Net gain/(loss) on securities (both realized and unrealized)	1.30	1.62	(1.21)	2.52	1.45		(1.08)
Total from investment operations	1.26	1.60	(1.25)	2.43	1.43		(1.08)
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	—		(0.07)
Distributions from capital gains	(1.68)	(0.73)	(1.63)	(1.32)	—		(0.15)
Total distributions	(1.68)	(0.73)	(1.63)	(1.32)	—		(0.22)
Net asset value, end of year or period	$9.55	$9.97	$9.10	$11.98	$10.87		$9.44

Total return(g)	12.13%	17.83%	(10.81)%	22.40%	15.15	%(c)	(10.46)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,776	$1,979	$1,971	$2,486	$2,376		$2,484
Ratio of expenses to average net assets:
Before expense reimbursements	1.64%	1.52%	1.57%	1.58%	1.57	%(d)	2.17%
After expense reimbursements(e)	1.64%	1.52%	1.57%	1.58%	1.57	%(d)	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.38)%	(0.17)%	(0.36)%	(0.73)%	(0.68	)%(d)	(0.41)%
After expense reimbursements	(0.38)%	(0.17)%	(0.36)%	(0.73)%	(0.68	)%(d)	(0.05)%
Portfolio turnover	15%	23%	40%	40%	14	%(c)	82%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Financials Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Not annualized.

(d)Annualized.

(e)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Financials Fund - Class A

(g)The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Fund
Institutional Shares(a)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$27.68	$25.93	$37.28	$33.57	$28.07		$26.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.19	0.19	0.07	(0.07)	(0.02)		(0.03)
Net gain/(loss) on securities (both realized and unrealized)	1.48	2.87	(6.61)	9.04	5.52		2.27
Total from investment operations	1.67	3.06	(6.54)	8.97	5.50		2.24
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.19)	(0.06)	—	—		—
Distributions from capital gains	(2.83)	(1.12)	(4.75)	(5.26)	—		(1.00)
Total distributions	(3.02)	(1.31)	(4.81)	(5.26)	—		(1.00)
Net asset value, end of year or period	$26.33	$27.68	$25.93	$37.28	$33.57		$28.07

Total return	5.29%	12.11%	(18.11)%	26.73%	19.59	%(c)	8.27%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$35,503	$41,606	$42,057	$59,306	$49,362		$45,176
Ratio of expenses to average net assets:
Before expense reimbursements	1.19%	1.10%	1.12%	1.04%	1.10	%(d)	1.35%
After expense reimbursements(e)	1.19%	1.10%	1.12%	1.04%	1.10	%(d)	1.22%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.68%	0.70%	0.22%	(0.17)%	(0.28	)%(d)	(0.23)%
After expense reimbursements	0.68%	0.70%	0.22%	(0.17)%	(0.28	)%(d)	(0.10)%
Portfolio turnover	30%	4%	17%	24%	14	%(c)	65%

Investor Shares(f)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$25.92	$24.35	$35.37	$32.14	$26.89		$25.81
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.11	0.11	(0.01)	(0.16)	(0.04)		(0.09)
Net gain/(loss) on securities (both realized and unrealized)	1.41	2.69	(6.26)	8.65	5.29		2.17
Total from investment operations	1.52	2.80	(6.27)	8.49	5.25		2.08
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.11)	—	—	—		—
Distributions from capital gains	(2.83)	(1.12)	(4.75)	(5.26)	—		(1.00)
Total distributions	(2.94)	(1.23)	(4.75)	(5.26)	—		(1.00)
Net asset value, end of year or period	$24.50	$25.92	$24.35	$35.37	$32.14		$26.89

Total return(g)	5.05%	11.83%	(18.34)%	26.42%	19.52	%(c)	7.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$14,258	$15,451	$16,162	$22,689	$20,910		$19,080
Ratio of expenses to average net assets:
Before expense reimbursements	1.44%	1.35%	1.37%	1.29%	1.35	%(d)	1.67%
After expense reimbursements(e)	1.44%	1.35%	1.37%	1.29%	1.35	%(d)	1.46%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.43%	0.44%	(0.03)%	(0.43)%	(0.52	)%(d)	(0.54)%
After expense reimbursements	0.43%	0.44%	(0.03)%	(0.43)%	(0.52	)%(d)	(0.34)%
Portfolio turnover	30%	4%	17%	24%	14	%(c)	65%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Not annualized.

(d)Annualized

(e)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund - Class A.

(g)The total return calculation excludes and sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Income Fund
Institutional Shares(a)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$15.82	$15.83	$20.75	$18.89	$16.44		$18.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.65	0.72	0.60	0.42	0.12		0.43
Net gain/(loss) on securities (both realized and unrealized)	0.31	0.05 (c)	(3.36)	4.12	2.72		(1.12)
Total from investment operations	0.96	0.77	(2.76)	4.54	2.84		(0.69)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.70)	(0.78)	(0.58)	(0.43)	(0.39)		(0.58)
Distributions from capital gains	—	—	(1.58)	(2.25)	—		(0.29)
Total distributions	(0.70)	(0.78)	(2.16)	(2.68)	(0.39)		(0.87)
Net asset value, end of year or period	$16.08	$15.82	$15.83	$20.75	$18.89		$16.44

Total return	6.11%	5.05%	(13.63)%	24.14%	17.25	%(d)	(4.03)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$30,642	$37,083	$41,821	$45,535	$44,345		$42,624
Ratio of expenses to average net assets:
Before expense reimbursements	1.25%	1.09%	1.15%	1.04%	1.06	%(e)	1.30%
After expense reimbursements(f)	1.25%	1.05%	1.00%	1.00%	1.00	%(e)	1.05%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.01%	4.53%	3.11%	1.87%	2.68	%(e)	2.28%
After expense reimbursements	4.01%	4.56%	3.26%	1.91%	2.72	%(e)	2.53%
Portfolio turnover	62%	43%	78%	25%	7	%(d)	78%

Investor Shares(g)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$15.75	$15.77	$20.73	$18.87	$16.42		$17.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.60	0.67	0.54	0.36	0.11		0.38
Net gain/(loss) on securities (both realized and unrealized)	0.31	0.05 (c)	(3.34)	4.12	2.72		(1.12)
Total from investment operations	0.91	0.72	(2.80)	4.48	2.83		(0.74)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.65)	(0.74)	(0.58)	(0.37)	(0.38)		(0.51)
Distributions from capital gains	—	—	(1.58)	(2.25)	—		(0.29)
Total distributions	(0.65)	(0.74)	(2.16)	(2.62)	(0.38)		(0.80)
Net asset value, end of year or period	$16.01	$15.75	$15.77	$20.73	$18.87		$16.42

Total return(h)	5.83%	4.75%	(13.81)%	23.84%	17.21	%(d)	(4.33)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$12,389	$15,987	$21,362	$37,994	$37,752		$37,563
Ratio of expenses to average net assets:
Before expense reimbursements	1.50%	1.34%	1.42%	1.29%	1.31	%(e)	1.50%
After expense reimbursements(f)	1.50%	1.30%	1.26%	1.25%	1.25	%(e)	1.29%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.75%	4.24%	2.74%	1.62%	2.41	%(e)	2.07%
After expense reimbursements	3.75%	4.28%	2.90%	1.66%	2.46	%(e)	2.29%
Portfolio turnover	62%	43%	78%	25%	7	%(d)	78%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Equity Income Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(d)Not annualized.

(e)Annualized.

(f)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Equity Income Fund - Class A.

(h)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Flexible Bond Fund
Institutional Shares(a)	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$8.56		$8.36	$9.32	$9.39	$9.07		$9.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.58		0.53	0.45	0.42	0.10		0.40
Net gain/(loss) on securities (both realized and unrealized)	0.10		0.23	(0.97)	(0.03)	0.31		(0.28)
Total from investment operations	0.68		0.76	(0.52)	0.39	0.41		0.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.58)		(0.56)	(0.44)	(0.46)	(0.09)		(0.41)
Distributions from return of capital	—		— (c)	— (c)	—	—		—
Distributions from capital gains	—		—	—	—	—		—
Total distributions	(0.58)		(0.56)	(0.44)	(0.46)	(0.09)		(0.41)
Net asset value, end of year or period	$8.66		$8.56	$8.36	$9.32	$9.39		$9.07

Total return	8.20	%(d)	9.24%	(5.63)%	4.17%	4.52	%(e)	1.32%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$320,697		$235,493	$150,090	$138,093	$131,094		$141,158
Ratio of expenses to average net assets:
Before expense reimbursements	0.84%		0.84%	0.84%	0.85%	0.88	%(f)	1.01%
After expense reimbursements(g)	0.76%		0.76%	0.76%	0.77%	0.76	%(f)	0.80%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.70%		6.56%	5.10%	4.32%	4.40	%(f)	4.20%
After expense reimbursements	6.79%		6.65%	5.18%	4.40%	4.52	%(f)	4.41%
Portfolio turnover	134%		163%	157%	262%	29	%(e)	133%

Investor Shares(h)	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$8.49		$8.30	$9.27	$9.33	$9.02		$9.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.55		0.51	0.42	0.39	0.10		0.38
Net gain/(loss) on securities (both realized and unrealized)	0.11		0.22	(0.97)	(0.01)	0.29		(0.28)
Total from investment operations	0.66		0.73	(0.55)	0.38	0.39		0.10
LESS DISTRIBUTIONS
Dividends from net investment income	(0.55)		(0.54)	(0.42)	(0.44)	(0.08)		(0.39)
Distributions from return of capital	—		— (c)	— (c)	—	—		—
Distributions from capital gains	—		—	—	—	—		—
Total distributions	(0.55)		(0.54)	(0.42)	(0.44)	(0.08)		(0.39)
Net asset value, end of year or period	$8.60		$8.49	$8.30	$9.27	$9.33		$9.02

Total return(i)	8.05%		9.08%	(5.96)%	4.06%	4.36	%(e)	1.12%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$31,375		$17,952	$7,279	$9,318	$10,667		$10,661
Ratio of expenses to average net assets:
Before expense reimbursements	1.08%		1.10%	1.10%	1.10%	1.11	%(f)	1.32%
After expense reimbursements(g)	1.01%		1.01%	1.01%	1.02%	1.01	%(f)	1.05%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.39%		5.97%	4.77%	4.07%	4.13	%(f)	3.90%
After expense reimbursements	6.47%		6.06%	4.86%	4.15%	4.23	%(f)	4.17%
Portfolio turnover	134%		163%	157%	262%	29	%(e)	133%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Flexible Bond Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Less than .01 per share.

(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the those reported for marketing purposes.

(e)Not annualized.

(f)Annualized.

(g)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(h)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Flexible Bond Fund - Class A.

(i)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Health & Information Technology Fund
Institutional Shares(a)	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$14.69		$14.66	$21.65	$21.45	$18.75		$15.46
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.07)		—	(0.05)	(0.14)	(0.03)		(0.09)
Net gain/(loss) on securities (both realized and unrealized)	2.12		1.86	(4.18)	3.94	3.47		4.10
Total from investment operations	2.05		1.86	(4.23)	3.80	3.44		4.01
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	—		—
Distributions from capital gains	(0.90)		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)
Total distributions	(0.90)		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)
Net asset value, end of year or period	$15.84		$14.69	$14.66	$21.65	$21.45		$18.75

Total return	13.81	%(c)	13.43%	(19.87)%	17.71%	18.59	%(d)	26.59%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$79,207		$86,751	$90,742	$126,017	$125,057		$109,619
Ratio of expenses to average net assets:
Before expense reimbursements	1.29%		1.23%	1.26%	1.25%	1.29	%(e)	1.46%
After expense reimbursements(f)	1.29%		1.23%	1.26%	1.25%	1.29	%(e)	1.46%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.46)%		(0.03)%	(0.30)%	(0.60)%	(0.53	)%(e)	(0.54)%
After expense reimbursements	(0.46)%		(0.03)%	(0.30)%	(0.60)%	(0.53	)%(e)	(0.54)%
Portfolio turnover	17%		48%	39%	33%	13	%(d)	67%

Investor Shares(g)	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$13.33		$13.49	$20.24	$20.31	$17.80		$14.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	(0.10)		(0.04)	(0.09)	(0.19)	(0.04)		(0.13)
Net gain/(loss) on securities (both realized and unrealized)	1.92		1.71	(3.90)	3.72	3.29		3.91
Total from investment operations	1.82		1.67	(3.99)	3.53	3.25		3.78
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	—		—
Distributions from capital gains	(0.90)		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)
Total distributions	(0.90)		(1.83)	(2.76)	(3.60)	(0.74)		(0.72)
Net asset value, end of year or period	$14.25		$13.33	$13.49	$20.24	$20.31		$17.80

Total return(h)	13.49%		13.10%	(20.07)%	17.37%	18.52	%(d)	26.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,369		$1,553	$1,833	$3,125	$3,199		$2,948
Ratio of expenses to average net assets:
Before expense reimbursements	1.54%		1.48%	1.52%	1.50%	1.54	%(e)	2.13%
After expense reimbursements(f)	1.54%		1.48%	1.52%	1.50%	1.54	%(e)	1.76%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.71)%		(0.27)%	(0.57)%	(0.84)%	(0.76	)%(e)	(1.21)%
After expense reimbursements	(0.71)%		(0.27)%	(0.57)%	(0.84)%	(0.76	)%(e)	(0.83)%
Portfolio turnover	17%		48%	39%	33%	13	%(d)	67%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Information Technology Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the those reported for marketing purposes.

(d)Not annualized.

(e)Annualized.

(f)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Information Technology Fund - Class A.

(h)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Natural Resources and Infrastructure Fund
Institutional Shares(a)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$16.61	$16.09	$17.74	$13.76	$11.78		$12.49
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.15	0.24	0.17	0.20	0.02		0.08
Net gain/(loss) on securities (both realized and unrealized)	1.97	1.46	(0.04)	4.01	2.00		(0.59)
Total from investment operations	2.12	1.70	0.13	4.21	2.02		(0.51)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.15)	(0.19)	(0.23)	(0.04)		(0.20)
Distributions from return of capital	—	(0.01)	—	—	—		—
Distributions from capital gains	(1.41)	(1.02)	(1.59)	—	—		—
Total distributions	(1.55)	(1.18)	(1.78)	(0.23)	(0.04)		(0.20)
Net asset value, end of year or period	$17.18	$16.61	$16.09	$17.74	$13.76		$11.78

Total return	12.07%	10.97%	0.38%	30.62%	17.18	%(c)	(4.21)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$118,840	$102,842	$107,544	$122,465	$104,241		$98,786
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.25%	1.31%	1.28%	1.35	%(d)	1.58%
After expense reimbursements(e)	1.31%	1.25%	1.31%	1.28%	1.35	%(d)	1.48%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.83%	1.46%	0.98%	1.20%	0.48	%(d)	0.58%
After expense reimbursements	0.83%	1.46%	0.98%	1.20%	0.48	%(d)	0.68%
Portfolio turnover	119%	137%	149%	94%	22	%(c)	133%

Investor Shares(f)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$16.35	$15.86	$17.52	$13.57	$11.64		$12.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.10	0.21	0.13	0.17	0.01		0.05
Net gain/(loss) on securities (both realized and unrealized)	1.93	1.43	(0.05)	3.96	1.97		(0.57)
Total from investment operations	2.03	1.64	0.08	4.13	1.98		(0.52)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.12)	(0.15)	(0.18)	(0.04)		(0.20)
Distributions from return of capital	—	(0.01)	—	—	—		—
Distributions from capital gains	(1.41)	(1.02)	(1.59)	—	—		—
Total distributions	(1.51)	(1.15)	(1.74)	(0.18)	(0.04)		(0.20)
Net asset value, end of year or period	$16.87	$16.35	$15.86	$17.52	$13.57		$11.64

Total return(g)	11.72%	10.73%	0.09%	30.41%	16.96	%(c)	(4.40)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,319	$5,461	$6,102	$6,888	$5,658		$5,001
Ratio of expenses to average net assets:
Before expense reimbursements	1.56%	1.51%	1.56%	1.52%	1.60	%(d)	2.10%
After expense reimbursements(e)	1.56%	1.51%	1.56%	1.52%	1.60	%(d)	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.58%	1.25%	0.73%	1.00%	0.30	%(d)	0.05%
After expense reimbursements	0.58%	1.25%	0.73%	1.00%	0.30	%(d)	0.40%
Portfolio turnover	119%	137%	149%	94%	22	%(c)	133%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Not annulaized.

(d)Annualized.

(e)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund - Class A.

(g)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Utilities and Income Fund
Institutional Shares(a)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$8.36	$9.79	$10.80	$9.56	$8.99		$10.25
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.20	0.23	0.20	0.22	0.05		0.18
Net gain/(loss) on securities (both realized and unrealized)	1.07	(1.42)	(0.32)	1.82	0.97		(0.91)
Total from investment operations	1.27	(1.19)	(0.12)	2.04	1.02		(0.73)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.24)	(0.20)	(0.21)	(0.05)		(0.20)
Distributions from capital gains	—	—	(0.69)	(0.59)	(0.40)		(0.33)
Total distributions	(0.23)	(0.24)	(0.89)	(0.80)	(0.45)		(0.53)
Net asset value, end of year or period	$9.40	$8.36	$9.79	$10.80	$9.56		$8.99

Total return	15.31%	(12.25)%	(1.15)%	21.51%	11.42	%(c)	(7.35)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$17,923	$19,590	$30,209	$40,208	$25,430		$25,038
Ratio of expenses to average net assets:
Before expense reimbursements	1.66%	1.45%	1.41%	1.39%	1.47	%(d)	1.63%
After expense reimbursements(e)	1.66%	1.35%	1.23%	1.23%	1.23	%(d)	1.28%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.22%	2.44%	1.72%	1.89%	1.88	%(d)	1.62%
After expense reimbursements	2.22%	2.54%	1.89%	2.06%	2.12	%(d)	1.96%
Portfolio turnover	27%	11%	28%	33%	3	%(c)	24%

Investor Shares(f)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020		Year Ended September 30, 2020
Net asset value, beginning of year	$8.10	$9.58	$10.58	$9.38	$8.83		$10.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.17	0.20	0.18	0.19	0.04		0.16
Net gain/(loss) on securities (both realized and unrealized)	1.05	(1.40)	(0.31)	1.79	0.96		(0.91)
Total from investment operations	1.22	(1.20)	(0.13)	1.98	1.00		(0.75)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.28)	(0.18)	(0.19)	(0.05)		(0.16)
Distributions from capital gains	—	—	(0.69)	(0.59)	(0.40)		(0.33)
Total distributions	(0.20)	(0.28)	(0.87)	(0.78)	(0.45)		(0.49)
Net asset value, end of year or period	$9.12	$8.10	$9.58	$10.58	$9.38		$8.83

Total return(g)	15.17%	(12.56)%	(1.34)%	21.24%	11.33	%(c)	(7.69)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,877	$3,636	$5,464	$6,152	$4,925		$4,797
Ratio of expenses to average net assets:
Before expense reimbursements	1.90%	1.70%	1.65%	1.65%	1.72	%(d)	1.83%
After expense reimbursements(e)	1.90%	1.60%	1.48%	1.48%	1.48	%(d)	1.53%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.99%	2.19%	1.53%	1.63%	1.65	%(d)	1.45%
After expense reimbursements	1.99%	2.29%	1.70%	1.80%	1.89	%(d)	1.75%
Portfolio turnover	27%	11%	28%	33%	3	%(e)	24%

(a)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Utilities Fund - Class S.

(b)Calculated based upon average shares outstanding.

(c)Not annualized.

(d)Annualized.

(e)Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Equity Income Fund - Class S.

(g)The total return calculation excludes any sales charges.

ICON FundsNotes to Financial StatementsDecember 31, 2024

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of ten separate series, seven of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust. On August 13, 2020, the fiscal year end of the ICON Equity Fund, the ICON Equity Income Fund, the ICON Consumer Select Fund, the ICON Flexible Bond Fund, the ICON Health and Information Technology Fund, the ICON Natural Resources Fund, and the ICON Utilities and Income Fund was changed from September 30 to December 31, effective June 30, 2020.

ICON Consumer Select Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 01, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Consumer Discretionary Fund, the ICON Financial Fund, and the ICON Consumer Staples Fund. The ICON Consumer Discretionary Fund and the ICON Financial Fund were reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 10, 2020. The ICON Consumer Staples Fund was reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 31, 2020. All historic performance and financial information presented is that of the ICON Financial Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Financial Fund.

ICON Equity Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 17, 2002. The Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The Fund is the successor fund to three series of ICON Funds, the ICON Fund, the ICON Long/Short Fund, and the ICON Opportunities Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Long/Short Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Long/Short Fund. The ICON Fund and the ICON Long/Short Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Fund.

ICON Equity Income Fund is an open-end diversified series of the Trust. The inception date of the Fund is November 8, 2002. The Fund’s investment objective is to seek modest capital appreciation and income. The Fund is the successor fund to two series of ICON Funds, the ICON Equity Income Fund (the “Predecessor Equity Income Fund”) and the ICON Risk-Managed Balanced Fund, pursuant to reorganizations that that took place after the close of business on July 10, 2020 and September 25, 2020, respectively. All historic performance and financial information presented is that of the Predecessor Equity Income Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Equity Income Fund. The Predecessor Equity Income Fund and the ICON Risk-Managed Balanced Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Income Fund.

ICON Flexible Bond Fund is an open-end diversified series of the Trust. The inception date of the Fund is October 21, 2002. The Fund’s investment objective is to seek maximum total return. The Fund is the successor fund to the ICON Flexible Bond Fund, a series of ICON Funds (the “Predecessor Flexible Bond Fund”), pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the Predecessor Flexible Bond Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Flexible Bond Fund. The Predecessor Flexible Bond Fund also had Class C shares, each of which were reorganized into the Investor Class of the ICON Flexible Bond Fund.

ICON Health and Information Technology Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is February 19, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to two series of ICON Funds, the ICON Information Technology Fund and the ICON Healthcare Fund pursuant to a reorganization that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Information Technology Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Information Technology Fund.

ICON Natural Resources and Infrastructure Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is May 5, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Energy Fund, the ICON Natural Resources Fund, and the ICON Industrials Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Natural Resources Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Natural Resources Fund. The ICON Energy Fund and the ICON Natural Resources Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Natural Resources and Infrastructure Fund.

ICON Utilities and Income Fund is an open-end non-diversified series of the Trust. The inception date of the Fund is July 9, 1997. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Utilities Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on July 10, 2020. All historic performance and financial information presented is that of the ICON Utilities Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the ICON Utilities Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifiication Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Investments in mutual funds are valued at that fund’s net asset value. Asset-backed securities (ABS) are valued by an independent pricing service using market-based measurements that are processed through a rules-based pricing application and represent the good faith determination as to what the holder may receive in an orderly transaction for an institutional round lot position (typically 1MM or greater current value USD or local currency equivalent). Futures contracts are valued at the settle price, depending on the exchange the contract trades on,

ICON FundsNotes to Financial Statements (Continued)December 31, 2024

typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Pricing Committee of the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT and MLP distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

The ICON Consumer Select Fund, ICON Equity Income Fund, ICON Health and Information Technology Fund, ICON Natural Resources & Infrastructure Fund, and ICON Utilities and Income Fund seek to replicate the performance of their respective sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause such Fund to underperform the overall stock market. Refer to each Fund’s Portfolio of Investments for instances where these concentration might exist as of December 31, 2024.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

ICON FundsNotes to Financial Statements (Continued)December 31, 2024

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) ShareValuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefiits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefiits should be recorded related to uncertain tax positions taken on returns fiiled for open tax years (2020-2022) or expected to be taken in the Fund’s 2023 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefiits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at December 31, 2024 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
ICON Consumer Select Fund	$34,737,314	$—	$—	$34,737,314
ICON Equity Fund	50,126,762	—	—	50,126,762
ICON Equity Income Fund	36,956,415	6,213,487	—	43,169,902
ICON Flexible Bond Fund	88,947,199	265,458,358	—	354,405,557
ICON Health and Information Technology Fund	79,110,253	—	—	79,110,253
ICON Natural Resources & Infrastructure Fund	126,056,044	—	—	126,056,044
ICON Utilities and Income Fund	21,828,875	—	—	21,828,875

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 3 during the year.

(b)All publicly traded common stocks, preferred stocks, and investments in investment companies held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate debt and asset-backed securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(l) Disclosure about Derivative Instruments and Hedging Activities — The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. There was no activity in derivative instruments for any of the Funds for the year-ended December 31, 2024.

(m) LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023. The remainder of LIBOR publications ended at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain. The sunset date for the transition is December 31, 2024.

ICON FundsNotes to Financial Statements (Continued)December 31, 2024

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the expense limits, for the year ended December 31, 2024 are as follows:

	Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
ICON Flexible Bond Fund	0.75%	1.00%	5/1/25

At December 31, 2024, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $770,359. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/2025	Expires 12/31/2026	Expires 12/31/2027	Total
ICON Equity Income Fund	$112,874	$22,138	$—	$135,012
ICON Flexible Bond Fund	123,960	163,722	244,484	532,166
ICON Utilities and Income Fund	73,231	29,950	—	103,181
Total	$310,065	$215,810	$244,484	$770,359

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the year ended December 31, 2024 the following were incurred:

Fund	Investor Class 12b-1 Fees
ICON Consumer Select Fund	$4,734
ICON Equity Fund	36,901
ICON Equity Income Fund	35,387
ICON Flexible Bond Fund	57,805
ICON Health and Information Technology Fund	3,725
ICON Natural Resources & Infrastructure Fund	13,885
ICON Utilities and Income Fund	9,535

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

ICON FundsNotes to Financial Statements (Continued)December 31, 2024

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended December 31, 2024 were as follows:

Fund	Purchases	Sales
ICON Consumer Select Fund	$6,091,648	$22,082,437
ICON Equity Fund	15,333,690	18,066,571
ICON Equity Income Fund	26,170,686	31,067,295
ICON Flexible Bond Fund	416,174,144	301,914,861
ICON Health and Information Technology Fund	14,896,775	34,869,964
ICON Natural Resources & Infrastructure Fund	143,819,956	142,192,999
ICON Utilities and Income Fund	5,905,560	8,382,645

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification was as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
ICON Consumer Select Fund	$(65,786)	$65,786
ICON Equity Income Fund	(357)	357
ICON Health and Information Technology Fund	(40,760)	40,760
ICON Natural Resources & Infrastructure Fund	(62,683)	62,683
ICON Utilities and Income Fund	(393)	393

The reclassification of net assets consists primarily of net operating losses, taxable overdistributions, and prior year tax return adjustments impacting distributable earnings, and non-deductible excise tax paid.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2024 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ICON Consumer Select Fund	$26,494,279	$9,902,800	$(1,659,764)	$8,243,036
ICON Equity Fund	36,771,938	15,459,708	(2,104,887)	13,354,821
ICON Equity Income Fund	40,234,662	4,219,097	(1,284,833)	2,934,264
ICON Flexible Bond Fund	354,178,238	4,178,147	(3,950,828)	227,319
ICON Health and Information Technology Fund	60,275,662	21,152,926	(2,318,333)	18,834,593
ICON Natural Resources & Infrastructure Fund	120,098,754	14,048,455	(8,091,168)	5,957,287
ICON Utilities and Income Fund	20,158,593	2,711,226	(1,040,946)	1,670,280

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2024 was as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
ICON Consumer Select Fund	$—	$1,390,636	$8,243,036	$(2,527,746)	$7,105,926
ICON Equity Fund	—	308,329	13,354,821	(680,114)	12,983,036
ICON Equity Income Fund	9,999	—	2,934,264	(2,973,277)	(29,014)
ICON Flexible Bond Fund	265,141	—	227,319	(12,569,056)	(12,076,596)
ICON Health and Information Technology Fund	—	4,831,182	18,834,593	—	23,665,775
ICON Natural Resources & Infrastructure Fund	1,759,445	3,503,717	5,957,287	(206,939,204)	(195,718,755)
ICON Utilities and Income Fund	39,584	—	1,670,280	(1,364,077)	345,787

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to partnership investment, investment in trust preferred securities, and wash sales.

ICON FundsNotes to Financial Statements (Continued)December 31, 2024

Capital Losses: Capital loss carry forwards, as of December 31, 2024, available to offset future capital gains, if any, are as follows:

	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Natural Resources & Infrastructure Fund***	ICON Utilities and Income Fund
Long Term with no Limitation with no Limit	$—	$—	$2,659,918	$8,177,190	$—	$1,031,943
Short Term with no Limitation with no Limit	—	—	313,359	4,391,866	—	332,134
Long Term Subject to Annual Limitation	699,000	—	—	—	118,277,085	—
Short Term Subject to Annual Limitation	1,828,746	680,114	—	—	87,724,338	—
Total	$2,527,746	$680,114	$2,973,277	$12,569,056	$206,001,423	$1,364,077
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2024	$270,264	$133,945	$—	$—	$678,984	$—

*Subject to annual limitation of $270,264 under §382 of the Code through December 31, 2032, $252,613 for the year ending December 31, 2033 and $113,021 for the year ending December 31, 2034.

**Subject to annual limitation of $133,945 under §382 of the Code through December 31, 2029, and $10,389 for the year ending December 31, 2030.

***Subject to annual limitation of $678,984 under §382 of the Code through December 31, 2026, $644,536 through December 31, 2027, $577,350 through December 31, 2380, and $194,965 for the year ending December 31, 2381.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital(a)	Long-Term Capital Gains(b)	Exempt- Interest Dividends	Total Distributions
ICON Consumer Select Fund	December 31, 2024	—	—	5,325,000	—	5,325,000
	December 31, 2023	109,489	—	3,105,286	—	3,214,775
ICON Equity Fund	December 31, 2024	320,065	—	5,062,091	—	5,382,156
	December 31, 2023	565,863	—	2,066,294	—	2,632,157
ICON Equity Income Fund	December 31, 2024	1,941,896	—	—	—	1,941,896
	December 31, 2023	2,804,143	—	—	—	2,804,143
ICON Flexible Bond Fund	December 31, 2024	20,388,268	—	—	—	20,388,268
	December 31, 2023	13,092,250	22,528	—	—	13,114,778
ICON Health and Information Technology Fund	December 31, 2024	—	—	4,418,883	—	4,418,883
	December 31, 2023	—	—	9,999,761	—	9,999,761
ICON Natural Resources & Infrastructure Fund	December 31, 2024	1,722,871	—	8,800,004	—	10,522,875
	December 31, 2023	4,411,864	48,206	2,880,755	—	7,340,825
ICON Utilities and Income Fund	December 31, 2024	539,342	—	—	—	539,342
	December 31, 2023	784,692	—	—	—	784,692

(a)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

(b)The Funds designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2024.

Note 5 – SECURITIES LENDINGS

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated September 29, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the First American Government Obligations Fund – Class X. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

ICON FundsNotes to Financial Statements (Continued)December 31, 2024

As of December 31, 2024, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
ICON Equity Fund:	$179,665	$183,399
ICON Flexible Bond Fund:	4,913,519	5,051,769
ICON Natural Resources & Infrastructure:	1,711,925	1,760,613

*The cash collateral received was invested in the First American Government Obligations Fund – Class X as shown on Portfolios of Investments.

Note 6 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the ICON Funds and Board of Trustees of SCM Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of ICON Consumer Select Fund, ICON Equity Fund, ICON Equity Income Fund, ICON Flexible Bond Fund, ICON Health and Information Technology Fund, ICON Natural Resources and Infrastructure Fund, and ICON Utilities and Income Fund (the “Funds”), each a series of SCM Trust, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended September 30, 2020, and the period October 1, 2020 through December 31, 2020, were audited by other auditors whose report dated March 1, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021. In addition, we served as the Funds’ auditors from 2016 through 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2025

ICON FundsAdditional Information (Unaudited)December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable to the period covered by this Report.

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200 Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The renumeration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract, if applicable, is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)   Not applicable.

(b)   Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	March 10, 2025

By:	/s/ William P. Mock
William P. Mock
Treasurer (Principal Financial Officer)

Date:	March 10, 2025